UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT JUNE 30, 2018

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income and Opportunity Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance in the first six months of 2018, in addition to a discussion of the economy, and our thoughts on the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the physical structures of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other income producing assets. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of asset values.

We thank you for your support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner President Spirit of America Investment Fund, Inc.	Doug Revello Portfolio Manager

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the end of June, the U.S. Bureau of Economic Analysis revised its previous estimate of the first quarter 2018 gross domestic product (GDP) to an annual growth rate of 2.0%, down from the previous 2.2% reading. This pace is down from the fourth quarter’s 2.9% pace. The first quarter saw the weakest performance in consumer spending in nearly five years, but growth appears to have since regained momentum on the back of a robust labor market and tax cuts. The $1.5 trillion income tax cut package, which came into effect in January, is seen spurring faster economic growth in the second quarter, putting annual GDP growth on track to achieve the Trump administration’s 3% target. Notably, the United States is engaged in tit-for-tat trade tariffs with its major trade partners, including China, Canada, Mexico and the European Union, which analysts fear could disrupt supply chains and undercut business investment and potentially wipe out the fiscal stimulus.

The June data released from the U.S. Bureau of Labor Statistics revealed nonfarm payrolls rose by 213,000 coming in above economists’ expectations of 195,000. Along with June’s upside surprise, the Bureau revised April’s count up from 159,000 to 175,000 and May’s from 223,000 to 244,000. Professional and business services led with 50,000 new jobs while manufacturing added 36,000, health care added 25,000 and construction gained 13,000 new jobs. Retail lost 22,000 jobs. The unemployment rate moved up to 4%, up 0.2%, while it was expected to hold steady at the May’s 3.8% level. This rise was due to an increase in the labor force participation rate which increased 0.2% to 62.9% as 601,000 people came off the sidelines and re-entered the labor force. Another solid month of job gains provided little help to wages. The average hourly earnings figure rose to 2.7% year over year, a bit below expectations of a 2.8% increase.

At the June meeting of the policymaking Federal Open Market Committee (FOMC), Fed officials approved another 0.25% hike, bringing the target federal funds rate up to a range of 1.75% - 2%. This was the second hike this year and the seventh since December 2015. The move came amid an economy expected to grow by about 4% in the second quarter and strengthening labor market conditions. Inflation is hovering around the Fed’s 2% inflation goal. The minutes revealed almost all officials at the central bank believe they should continue to raise interest rates on a regular basis. That comes even amid substantial worry that current tensions between the U.S. and its trading partners could stall the growth the economy has seen this year.

Market Commentary

After a slow start to the year the Financial Times Stock Exchange (FTSE) Nareit All REITs index bounced back to gain 1.27% in the first half of 2018. The FTSE Nareit all REIT index underperformed the S&P 500 which returned 2.65%. The leading REIT sector was self-storage which had a positive total return of 12.31% through June 30, 2018. Over the same time period, Lodging/Resorts REITS gained 8.45% followed by Industrial REITS which saw a return of 5.65%

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), aims to provide total return through a combination of capital appreciation and dividend income.

As of June 30, 2018 the Fund was invested over 95% in REITs. A REIT, or Real Estate Investment Trust, is a company that owns or finances income-producing real estate. REITs provide investors regular income streams, diversification and long-term capital appreciation. REITs typically pay out all of their taxable income as dividends to shareholders. REITs are tied to almost all aspects of the economy, including apartments, hospitals, hotels, industrial facilities, infrastructure, nursing homes, offices, shopping malls, storage centers, and student housing.

Return Summary

The Fund had a total six month return of 1.25% (no load, gross of fees). This compares to the 1.20% returned by its benchmark, the MSCI US REIT Index, for the same period. That result does not take the sales charge or the expense ratio for Class A shares into account.

The Fund was affected by material factors that included market direction and security selection. By continuing with our decision to limit the Funds exposure to the retail sector which was down 2.18% in the first half of 2018, the Fund was able to slightly outperform the benchmark (not including fees and expenses). The Fund reduced its Retail exposure by 0.80% through the first half of 2018 and is 9.75% less exposed to this sector than its benchmark. Another sector that helped pace the Fund’s outperformance of its benchmark was the Hotel & Resorts REITs. This was the second leading sector through the first half of 2018. Through the Funds strategic security selection in this particular sector it was able to outperform the benchmark by 0.36%.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Including sales charge and expenses, as of June 30, 2018 the Fund’s Class A Shares one year return was (1.69)%. The annualized five year return was 5.78% per year, while the average annual return over the past ten years was 4.75%.

Summary of Portfolio Holdings As of June 30, 2018
Specialized (REITs)	23.54%	$22,325,592
Residential (REITs)	22.33%	21,189,046
Office (REITs)	11.45%	10,863,214
Hotel & Resort (REITs)	11.41%	10,825,410
Retail (REITs)	9.35%	8,875,315
Industrial (REITs)	8.68%	8,235,163
Energy	4.19%	3,974,143
Health Care (REITs)	3.08%	2,926,442
Diversified (REITs)	2.58%	2,450,823
Mortgage (REITs)	2.54%	2,408,199
Municipal Bonds	0.59%	560,631
Financials	0.15%	143,740
Money Market	0.06%	57,652
Utilities	0.05%	48,720
Total Investments	100.00%	$94,884,090

Average Annual Total Returns For the periods ended June 30, 2018
	Six Months	1 Year	5 Year	10 Year
Class A Shares - with load	(4.80)%	(1.69)%	5.78%	4.75%
Class A Shares - no load	0.52%	3.78%	6.92%	5.31%
Class C Shares - with load[1]	(0.83)%	2.06%	6.16%	4.57%
Class C Shares - no load[1]	0.14%	3.03%	6.16%	4.57%
MSCI US REIT Index[2]	1.20%	3.57%	8.26%	7.95%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Fixed Distribution Policy

The Board of Directors of the Fund has set a fixed distribution policy of $0.80 per year payable in two payments of $0.40 each at mid-year and year-end. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund, (the “Fund”) along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals.

We believe that investing in sound companies with attractive valuations will help enhance the long-term return of the Fund.

The Spirit of America Large Cap Value Fund’s investment philosophy continues to be to focus on the large cap value segment of the U.S. equity market. Among the valuation factors used to evaluate these stocks are companies with lower debt ratios than their peer group and companies that are undervalued vs. the company’s intrinsic worth and future income potential.

We appreciate your continued support and look forward to your future investment in the Spirit of America Large Cap Value Fund.

Sincerely,

David Lerner President Spirit of America Investment Fund, Inc.	Doug Revello Portfolio Manager

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the end of June, the U.S. Bureau of Economic Analysis revised its previous estimate of the first quarter 2018 gross domestic product (GDP) to an annual growth rate of 2.0%, down from the previous 2.2% reading. This pace is down from the fourth quarter’s 2.9% pace. The first quarter saw the weakest performance in consumer spending in nearly five years, but growth appears to have since regained momentum on the back of a robust labor market and tax cuts. The $1.5 trillion income tax cut package, which came into effect in January, is seen spurring faster economic growth in the second quarter, putting annual GDP growth on track to achieve the Trump administration’s 3% target. Notably, the United States is engaged in tit-for-tat trade tariffs with its major trade partners, including China, Canada, Mexico and the European Union, which analysts fear could disrupt supply chains and undercut business investment and potentially wipe out the fiscal stimulus.

The June data released from the U.S. Bureau of Labor Statistics revealed nonfarm payrolls rose by 213,000 coming in above economists’ expectations of 195,000. Along with June’s upside surprise, the Bureau revised April’s count up from 159,000 to 175,000 and May’s from 223,000 to 244,000. Professional and business services led with 50,000 new jobs while manufacturing added 36,000, health care added 25,000 and construction gained 13,000 new jobs. Retail lost 22,000 jobs. The unemployment rate moved up to 4%, up 0.2%, while it was expected to hold steady at the May’s 3.8% level. This rise was due to an increase in the labor force participation rate which increased 0.2% to 62.9% as 601,000 people came off the sidelines and re-entered the labor force. Another solid month of job gains provided little help to wages. The average hourly earnings figure rose to 2.7% year over year, a bit below expectations of a 2.8% increase.

At the June meeting of the policymaking Federal Open Market Committee (FOMC), Fed officials approved another 0.25% hike, bringing the target federal funds rate up to a range of 1.75% - 2%. This was the second hike this year and the seventh since December 2015. The move came amid an economy expected to grow by about 4% in the second quarter and strengthening labor market conditions. Inflation is hovering around the Fed’s 2% inflation goal. The minutes revealed almost all officials at the central bank believe they should continue to raise interest rates on a regular basis. That comes even amid substantial worry that current tensions between the U.S. and its trading partners could stall the growth the economy has seen this year.

Market Commentary

The first half of the year was fraught with volatility on Wall Street. The major indexes reached all-time highs in late January before concerns over rising interest rates forced stocks off those levels. Equities recovered their footing following a strong earnings season and continuously strong economic data. However, volatility returned as the President ratcheted up trade tensions between the U.S. and some key partners.

Given this uncertainty, the Nasdaq saw the highest total return over the first half of the year, producing a total return of 9.38%. The S&P 500 returned 2.65%, followed by the Dow Jones Industrial Average which had a return of (0.73)% over the same time period.

2018 marked the eight consecutive year the S&P 500 has risen in the first half. This is despite the increased volatility throughout the market. Overall in the first half of 2018 the S&P saw 36 days with swings of over 1.00% compared to a total of eight days throughout all of 2017. The technology sector now makes up more than a quarter of the total market cap in the S&P 500 index which is the second largest percentage since the peak of the tech bubble in 1999.

Fund Summary

The Spirit of America Large Cap Value Fund, (SOAVX) (the “Fund”) seeks to provide capital appreciation with a secondary objective of current income. The emphasis of the Fund is focused on investing in a diversified portfolio. We are invested in all 11 sectors on the S&P 500 Index.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on the experience of our dedicated team of professionals.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Return Summary

The Fund had a total return of 0.69% (no load, gross of fees) over the first six months of 2018. This compares to its benchmark, the S&P 500 Index, which was up 2.65% over the same time period.

The material factors that affected the Fund’s under performance of its benchmark, the S&P 500, were market direction and security selection. The Fund’s strategy is to focus on value stocks with solid fundamentals and low price to earnings ratio. Meanwhile, the S&P index is weighted with both value and growth stocks. The consumer discretionary sector was the main outlier for the Fund’s underperformance due to this difference in the Fund’s mandate. Although being underweight in the consumer discretionary sector compared to the S&P, the Fund still saw a (1.96)% return versus its benchmark. By taking this value approach the Fund managed a positive return in the information technology sector but was still outpaced by the S&P 500 benchmark and its growth stocks by 0.38%. The Fund did not rely on derivatives or leverage strategies.

Including the sales charge and expenses, as of June 30, 2018, the Fund’s Class A Shares one year return was 5.06%. The annualized five year return was 9.02% per year, while the annualized return over the past ten years was 6.79%.

Summary of Portfolio Holdings As of June 30, 2018
Information Technology	27.75%	$28,059,314
Financials	15.30%	15,466,865
Health Care	13.20%	13,347,269
Industrials	10.69%	10,802,903
Consumer Discretionary	10.13%	10,238,098
Energy	6.82%	6,890,454
Consumer Staples	5.26%	5,313,604
Real Estate Investment Trusts	4.67%	4,720,091
Telecommunication Services	2.19%	2,215,643
Materials	2.03%	2,049,022
Utilities	1.79%	1,814,043
Money Market	0.17%	176,730
Total Investments	100.00%	$101,094,036

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Total Returns For the periods ended June 30, 2018
	Six Months	1 Year	5 Year	10 Year
Class A Shares - with load	(5.31)%	5.06%	9.02%	6.79%
Class A Shares - no load	(0.05)%	10.89%	10.21%	7.37%
Class C Shares - with load[1]	(1.35)%	9.14%	9.41%	6.60%
Class C Shares - no load[1]	(0.39)%	10.14%	9.41%	6.60%
S&P 500 Index[2]	2.65%	14.37%	13.42%	10.17%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Fixed Distribution Policy

The Board of Directors of the Fund has set a fixed distribution policy of $1.20 per year payable in two payments of $0.60 each at mid-year and year-end. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are very pleased to provide the 2018 Semi-Annual report for the Spirit of America Municipal Tax Free Bond Fund, (“the Fund”). The Fund began operations on February 28, 2008.

Our many years of experience in the municipal bond market have helped us to pursue a balance between yield and quality. Our goal is to continue seeking current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We appreciate your support of our fund and look forward to your future investment in the Spirit of America Municipal Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner President Spirit of America Investment Fund, Inc.	Mark Reilly Portfolio Manager

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the end of June, the U.S. Bureau of Economic Analysis revised its previous estimate of the first quarter 2018 gross domestic product (GDP) to an annual growth rate of 2.0%, down from the previous 2.2% reading. This pace is down from the fourth quarter’s 2.9% pace. The first quarter saw the weakest performance in consumer spending in nearly five years, but growth appears to have since regained momentum on the back of a robust labor market and tax cuts. The $1.5 trillion income tax cut package, which came into effect in January, is seen spurring faster economic growth in the second quarter, putting annual GDP growth on track to achieve the Trump administration’s 3% target. Notably, the United States is engaged in tit-for-tat trade tariffs with its major trade partners, including China, Canada, Mexico and the European Union, which analysts fear could disrupt supply chains and undercut business investment and potentially wipe out the fiscal stimulus.

The June data released from the U.S. Bureau of Labor Statistics revealed nonfarm payrolls rose by 213,000 coming in above economists’ expectations of 195,000. Along with June’s upside surprise, the Bureau revised April’s count up from 159,000 to 175,000 and May’s from 223,000 to 244,000. Professional and business services led with 50,000 new jobs while manufacturing added 36,000, health care added 25,000 and construction gained 13,000 new jobs. Retail lost 22,000 jobs. The unemployment rate moved up to 4%, up 0.2%, while it was expected to hold steady at the May’s 3.8% level. This rise was due to an increase in the labor force participation rate which increased 0.2% to 62.9% as 601,000 people came off the sidelines and re-entered the labor force. Another solid month of job gains provided little help to wages. The average hourly earnings figure rose to 2.7% year over year, a bit below expectations of a 2.8% increase.

At the June meeting of the policymaking Federal Open Market Committee (FOMC), Fed officials approved another 0.25% hike, bringing the target federal funds rate up to a range of 1.75% - 2%. This was the second hike this year and the seventh since December 2015. The move came amid an economy expected to grow by about 4% in the second quarter and strengthening labor market conditions. Inflation is hovering around the Fed’s 2% inflation goal. The minutes revealed almost all officials at the central bank believe they should continue to raise interest rates on a regular basis. That comes even amid substantial worry that current tensions between the U.S. and its trading partners could stall the growth the economy has seen this year.

Market Commentary

As the Fed raised interest rates, bond yields subsequently rose over the first half of 2018. The 30 Year US Treasury Yield moved from 2.74% on December 29, 2017 to 2.99% June 29, 2018. At the same time, the MMD Tax-Free 30 Year AAA yield began the year at 2.54% on December 29, 2017 and ended the second quarter at 2.94% on June 29, 2018.

As of June 29, 2018, U.S. states, cities, schools and other issuers’ year-to-date bond issuance totaled $161.05 billion, compared with $436.34 billion in all of 2017 and a 14% drop compared to the $187.2 billion sold from the same period last year. Total issuance was 20% lower year over year during the first half of 2018, due to the 59% decline in advance refundings. Tax reform legislation which began at the start of 2018 prohibits municipalities from advance refunding bonds on a tax-exempt basis. The limited supply of new munis this year helped the municipal bond market outperform both the corporate and treasury markets. New money bond issuance was up 18%.

Fund Summary

The Spirit of America Municipal Tax Free Bond Fund (SOAMX), (“the Fund”), seeks to provide high current income that is exempt from federal income tax, including the alternative minimum tax. The Fund focuses on quality credits in the municipal market. We are targeting a balance between attractive yield and quality investments.

The Fund can invest in lower rated securities; however, we have kept our focus on investing in bonds that are investment grade. Our plan is to continue with this relatively conservative approach to investing in the municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the municipal market. As of June 30, 2018, approximately 94.69% of the portfolio was above investment grade, with 88.06% rated “A” or better. The average rating of holdings in the Fund is AA-/Aa3.

One of the Fund’s goals has been to diversify with respect to geographic location and sector. As June 30, 2018, the Fund consists of 334 different positions varied across 45 states, 2 territories and the District of Columbia. The holdings range throughout various sectors, including areas such as: general obligations, healthcare, education, industrial development and other public improvement bonds.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

While it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where a majority of our clients reside. Additionally, Puerto Rico bonds are exempt from state tax. Due to the struggles Puerto Rico has been facing, the Fund continues to actively manage its Puerto Rico holdings. As of June 30, 2018, Puerto Rico holdings represent 1.24% of the net assets, up slightly from 0.99% at the end of 2017.

Return Summary

The Fund’s Class A Shares Net Asset Value (NAV) went from $9.47 to $9.31 during the first half of 2018. The Fund is currently at $83.4 million in net assets with 2,658 shareholder accounts as of June 30, 2018.

The Fund had a total return of 0.34% (no load, gross of fees) for the first six months of 2018. This compares to the (0.25)% return of its benchmark, the Bloomberg Barclays Municipal Bond Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

Material factors that affected the Fund were despite the slightly negative direction of the overall municipal bond market, the Funds shorter modified duration, which affects a bond’s price sensitivity to interest rate changes, was shorter than the index’s Macaulay duration and option adjusted durations.

Including the sales charge and expenses, as of June 30, 2018, the Fund’s Class A Shares one year return was (3.20)%. The annualized five year return was 2.32% and the annualized ten year return was 3.32%.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s.

The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings

As of June 30, 2018

New York	19.18%	$16,121,006
Connecticut	12.74%	10,700,397
Florida	8.68%	7,296,687
New Jersey	8.31%	6,982,134
Pennsylvania	5.44%	4,572,212
Texas	5.44%	4,567,569
California	4.30%	3,611,819
Michigan	3.90%	3,275,146
Massachusetts	3.03%	2,545,361
Indiana	2.71%	2,276,892
District of Columbia	1.89%	1,587,316
Georgia	1.75%	1,468,580
Illinois	1.69%	1,419,211
Rhode Island	1.66%	1,390,657
Washington	1.61%	1,353,290
New Mexico	1.31%	1,100,039
Maine	1.28%	1,072,289
Puerto Rico	1.23%	1,033,874
Missouri	1.15%	966,909
Louisiana	1.05%	882,454
Maryland	1.04%	876,800
Arizona	0.95%	799,816
Nevada	0.94%	785,660
Ohio	0.91%	764,904
Alaska	0.84%	703,660
Virginia	0.58%	488,806
Wyoming	0.58%	488,065
West Virginia	0.55%	465,866
Tennessee	0.50%	422,174
South Dakota	0.46%	384,909
Oregon	0.42%	351,321
Kentucky	0.41%	345,514
Utah	0.39%	326,429
North Carolina	0.38%	319,909
Iowa	0.35%	294,998
Nebraska	0.33%	274,040
Kansas	0.31%	261,969
Mississippi	0.31%	259,985
Oklahoma	0.30%	253,805
Vermont	0.29%	247,323
New Hampshire	0.13%	105,398
Colorado	0.12%	104,913
Alabama	0.12%	101,672
North Dakota	0.12%	99,448
Virgin Islands	0.11%	93,250
Wisconsin	0.10%	82,564
South Carolina	0.06%	52,229
Hawaii	0.05%	43,196
Total Investments	100.00%	$84,022,465

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Total Returns For the periods ended June 30, 2018
	Six Months	1 Year	5 Year	10 Year
Class A Shares - with load	(4.83)%	(3.20)%	2.32%	3.32%
Class A Shares - no load	(0.11)%	1.60%	3.33%	3.82%
Class C Shares - with load[1]	(1.52)%	(0.24)%	2.39%	2.91%
Class C Shares - no load[1]	(0.53)%	0.74%	2.39%	2.91%
Bloomberg Barclays Municipal Bond Index[2]	(0.25)%	1.56%	3.53%	4.43%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

13

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the 2018 Semi-Annual Report for the Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of 2018 comes to an end, we couldn’t be more proud and excited about the progress of this fund. Although past performance is no guarantee of future results, the Spirit of America Income Fund has met and exceeded our goals.

We firmly maintain our philosophy that striving for the optimal balance between yield and quality will continue to position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals

Your support is sincerely appreciated and we look forward to your continued confidence in the Spirit of America Income Fund.

Sincerely,

David Lerner President Spirit of America Investment Fund, Inc.	Mark Reilly Portfolio Manager

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the end of June, the U.S. Bureau of Economic Analysis revised its previous estimate of the first quarter 2018 gross domestic product (GDP) to an annual growth rate of 2.0%, down from the previous 2.2% reading. This pace is down from the fourth quarter’s 2.9% pace. The first quarter saw the weakest performance in consumer spending in nearly five years, but growth appears to have since regained momentum on the back of a robust labor market and tax cuts. The $1.5 trillion income tax cut package, which came into effect in January, is seen spurring faster economic growth in the second quarter, putting annual GDP growth on track to achieve the Trump administration’s 3% target. Notably, the United States is engaged in tit-for-tat trade tariffs with its major trade partners, including China, Canada, Mexico and the European Union, which analysts fear could disrupt supply chains and undercut business investment and potentially wipe out the fiscal stimulus.

The June data released from the U.S. Bureau of Labor Statistics revealed nonfarm payrolls rose by 213,000 coming in above economists’ expectations of 195,000. Along with June’s upside surprise, the Bureau revised April’s count up from 159,000 to 175,000 and May’s from 223,000 to 244,000. Professional and business services led with 50,000 new jobs while manufacturing added 36,000, health care added 25,000 and construction gained 13,000 new jobs. Retail lost 22,000 jobs. The unemployment rate moved up to 4%, up 0.2%, while it was expected to hold steady at the May’s 3.8% level. This rise was due to an increase in the labor force participation rate which increased 0.2% to 62.9% as 601,000 people came off the sidelines and re-entered the labor force. Another solid month of job gains provided little help to wages. The average hourly earnings figure rose to 2.7% year over year, a bit below expectations of a 2.8% increase.

At the June meeting of the policymaking Federal Open Market Committee (FOMC), Fed officials approved another 0.25% hike, bringing the target federal funds rate up to a range of 1.75% - 2%. This was the second hike this year and the seventh since December 2015. The move came amid an economy expected to grow by about 4% in the second quarter and strengthening labor market conditions. Inflation is hovering around the Fed’s 2% inflation goal. The minutes revealed almost all officials at the central bank believe they should continue to raise interest rates on a regular basis. That comes even amid substantial worry that current tensions between the U.S. and its trading partners could stall the growth the economy has seen this year.

Market Commentary

As the Fed raised interest rates, bond yields subsequently rose over the first half of 2018. The 30 Year US Treasury Yield moved from 2.74% on December 29, 2017 to 2.99% June 29, 2018. At the same time, the MMD Taxable 30 Year AAA yield began the year at 3.41% on December 29, 2017 and ended the second quarter at 3.82% on June 29, 2018.

The major stock market indexes reached all-time highs in late January before concerns over rising interest rates knocked stocks off those levels. Equities recovered their footing following a strong earnings season and continuously strong economic data. However, volatility returned as the President ratcheted up trade tensions between the U.S. and some key partners. Given this uncertainty, the Nasdaq saw the highest total return over the first half of the year, producing a total return of 9.38%. The S&P 500 returned 2.65%, followed by the Dow Jones Industrial Average which had a return of (0.73)% over the same time period.

The gap between yields on short and longer term treasuries narrowed nearly to 11 year lows in the first half of 2018, a sign investors remain cautious about the outlook for economic growth even as they expect the Federal Reserve to continue raising interest rates. The dispersion between shorter-term and longer-term rates, known as the yield curve, is a crucial indicator of sentiment about the prospects for economic growth. However, the flattening of the yield curve has occurred as U.S. economic growth remains steady and few analysts see signs of an imminent slowdown.

As of June 29, 2018, U.S. states, cities, schools and other issuers’ year-to-date bond issuance totaled $161.05 billion, compared with $436.34 billion in all of 2017 and a 14% drop compared to the $187.2 billion sold from the same period last year. Total issuance was 20% lower year over year during the first half of 2018, due to the 59% decline in advance refunding’s. Tax reform legislation which began at the start of 2018 prohibits municipalities from advance refunding bonds on a tax-exempt basis. The limited supply of new munis this year helped the municipal bond market outperform both the corporate and treasury markets. New money bond issuance was up 18%.

15

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Fund Summary

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the second largest fund in the Spirit of America Family of Funds based on assets under management. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, collateralized mortgage obligations, and master limited partnerships (MLPs).

At the end of the first half of 2018, the Fund had over 73% of its assets in taxable municipal bonds, over 9% in preferred stock, over 9% in corporate bonds, and over 4% in MLPs. We remain diligent in our approach to the market. Here at Spirit of America each and every credit goes through vigorous credit analysis and we have a wealth of knowledge and experience in trading.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on the experience of our dedicated team of professionals. When we began the Fund, we felt the environment was favorable to start an income fund and while past performance is no guarantee of future results; our results continue to validate that belief.

Return Summary

The Fund had a total return of 0.36% (no load, gross of fees) for the first six months of the year ending June 30, 2018. This compares to the (1.62)% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

The material factors that affected the Fund’s performance were primarily security selection followed by market direction. The Fund’s outperformance relative to its benchmark was principally due to the continued outperformance of longer maturity taxable municipal bonds relative to the overall fixed income market.

Including the sales charge and expenses, as of June 30, 2018, the Fund’s Class A Shares one year return was (1.89)%. The Fund’s Class A Shares, which began operations in January 2009, had an annualized five year return of 3.70% and an annualized return since inception of 7.11%.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk with a focus on quality.

Summary of Portfolio Holdings As of June 30, 2018
Municipal Bonds	73.39%	$121,185,740
Corporate Bonds	9.55%	15,771,057
Preferred Stocks	9.19%	15,175,936
Common Stocks	7.75%	12,799,118
Collateralized Mortgage Obligations	0.12%	204,170
Total Investments	100.00%	$165,136,021

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Total Returns For the periods ended June 30, 2018
	Six Months	1 Year	5 Year	Since Inception (December 31, 2008)
Class A Shares - with load	(4.91)%	(1.89)%	3.70%	7.11%
Class A Shares - no load	(0.18)%	3.03%	4.71%	7.66%
Class C Shares - with load[1]	(1.61)%	1.29%	3.91%	6.85%
Class C Shares - no load[1]	(0.64)%	2.28%	3.91%	6.85%
Bloomberg Barclays U.S. Aggregate Bond Index[2]	(1.62)%	(0.40)%	2.27%	3.49%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

17

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the Semi-Annual Report for the Spirit of America Income and Opportunity Fund, (the “Fund”). The Fund began operations on July 8, 2013.

We hope you are as excited as we are to be a part of our fund. The Fund is designed to deliver attractive returns to our investors. Our goal is to continue providing an attractive yield through a diverse selection of securities.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success for our clients. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction continues to be our primary goal. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

We appreciate your support of our fund and look forward to your continued investment in The Spirit of America Income and Opportunity Fund.

Sincerely,

David Lerner President Spirit of America Investment Fund, Inc.	William Mason Portfolio Manager

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the end of June, the U.S. Bureau of Economic Analysis revised its previous estimate of the first quarter 2018 gross domestic product (GDP) to an annual growth rate of 2.0%, down from the previous 2.2% reading. This pace is down from the fourth quarter’s 2.9% pace. The first quarter saw the weakest performance in consumer spending in nearly five years, but growth appears to have since regained momentum on the back of a robust labor market and tax cuts. The $1.5 trillion income tax cut package, which came into effect in January, is seen spurring faster economic growth in the second quarter, putting annual GDP growth on track to achieve the Trump administration’s 3% target. Notably, the United States is engaged in tit-for-tat trade tariffs with its major trade partners, including China, Canada, Mexico and the European Union, which analysts fear could disrupt supply chains and undercut business investment and potentially wipe out the fiscal stimulus.

The June data released from the U.S. Bureau of Labor Statistics revealed nonfarm payrolls rose by 213,000 coming in above economists’ expectations of 195,000. Along with June’s upside surprise, the Bureau revised April’s count up from 159,000 to 175,000 and May’s from 223,000 to 244,000. Professional and business services led with 50,000 new jobs while manufacturing added 36,000, health care added 25,000 and construction gained 13,000 new jobs. Retail lost 22,000 jobs. The unemployment rate moved up to 4%, up 0.2%, while it was expected to hold steady at the May’s 3.8% level. This rise was due to an increase in the labor force participation rate which increased 0.2% to 62.9% as 601,000 people came off the sidelines and re-entered the labor force. Another solid month of job gains provided little help to wages. The average hourly earnings figure rose to 2.7% year over year, a bit below expectations of a 2.8% increase.

At the June meeting of the policymaking Federal Open Market Committee (FOMC), Fed officials approved another 0.25% hike, bringing the target federal funds rate up to a range of 1.75% - 2%. This was the second hike this year and the seventh since December 2015. The move came amid an economy expected to grow by about 4% in the second quarter and strengthening labor market conditions. Inflation is hovering around the Fed’s 2% inflation goal. The minutes revealed almost all officials at the central bank believe they should continue to raise interest rates on a regular basis. That comes even amid substantial worry that current tensions between the U.S. and its trading partners could stall the growth the economy has seen this year.

Market Commentary

The first half of the year was fraught with volatility on Wall Street. The major indexes reached all-time highs in late January before concerns over rising interest rates knocked stocks off those levels. Equities recovered their footing following a strong earnings season and continuously strong economic data. However, volatility returned as the President ratcheted up trade tensions between the U.S. and some key partners. Despite this uncertainty, the Nasdaq saw the highest total return over the first half of the year, producing a total return of 9.38%. The S&P 500 returned 2.65%, followed by the Dow Jones Industrial Average which had a return of (0.73)% over the same time period.

As the Fed raised interest rates, bond yields subsequently rose over the first half of 2018. The 30 Year US Treasury Yield moved from 2.74% on December 29, 2017 to 2.99% June 29, 2018. At the same time, the MMD Taxable 30 Year AAA yield began the year at 3.41% on December 29, 2017 and ended the second quarter at 3.82% on June 29, 2018.

The Fund invests a portion of its assets in Master Limited Partnerships (MLPs). The Alerian MLP Index (AMZ), a capitalization-weighted composite of energy MLPs, had a total return of (0.63)% for the period of December 29, 2017 through June 29, 2018.

Fund Summary

The Spirit of America Income and Opportunity Fund’s, (SOAOX) (the “Fund”) objective is to provide shareholders with current income and the potential for capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio of equity securities, fixed income securities, REITs, and MLPs.

At the end of the first half of 2018, the Fund had over 52% of its assets invested in taxable municipal bonds, over 22% in preferred stock, almost 10% in MLPs, over 5% in corporate bonds, and over 9% in non-MLP common stock positions.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on years of experience being involved with the markets.

19

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Return Summary

The Spirit of America Income and Opportunity Fund, SOAOX (the “Fund”), had a total return for the first six months of 2018 of (0.48)% (no load, gross of fees) as of June 30, 2018. This compares to the (1.62)% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

As we mentioned earlier, yields rose on both the long US Treasury Bond and in the taxable municipal market over the first half of the year. MLPs were down slightly over the same time period, and the stock market provided moderately offsetting positive returns for the most part. The Fund’s outperformance of the benchmark, which is solely a measure of the bond market, is due to the diversity of the asset holdings.

The material factors that affected the Fund were market direction and security selection. The holdings of the Fund were chosen based on consideration of several factors including credit ratings, market capitalization, and securities that provide income. The Fund did not rely on derivatives or leverage strategies.

Including the sales charge and expenses, as of June 30, 2018, the Fund’s Class A Shares had a one year return of (2.45)%. The Fund’s Class A Shares, which began operations in July 2013, had an annualized return since inception of 2.69% as June 30, 2018.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk with an emphasis on quality.

Summary of Portfolio Holdings As of June 30, 2018
Municipal Bonds	52.76%	$18,561,832
Preferred Stocks	22.30%	7,847,676
Common Stocks	19.11%	6,724,201
Corporate Bonds	5.83%	2,050,993
Total Investments	100.00%	$35,184,702

Average Annual Total Returns For the periods ended June 30, 2018
	Six Months	1 Year	Since Inception (July 8, 2013)
Class A Shares - with load	(5.77)%	(2.45)%	2.69%
Class A Shares - no load	(1.10)%	2.45%	3.70%
Class C Shares - with load[1]	(2.33)%	0.72%	2.85%
Class C Shares - no load[1]	(1.36)%	1.71%	2.85%
Bloomberg Barclays U.S. Aggregate Bond Index[2]	(1.62)%	(0.40)%	2.41%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares' 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 95.98%

Diversified REITs 2.54%
American Assets Trust, Inc.	10,400	$398,216
Liberty Property Trust	2,500	110,825
STORE Capital Corporation	3,780	103,572
WP Carey, Inc.	27,000	1,791,450
		2,404,063
Energy 4.19%
Andeavor	1,850	242,683
Cheniere Energy Partners LP	7,100	255,245
Enterprise Products Partners LP	49,677	1,374,563
Exxon Mobil Corporation	1,750	144,778
Kinder Morgan, Inc.	3,500	61,845
Magellan Midstream Partners LP	8,200	566,456
MPLX LP	12,886	439,928
Parsley Energy, Inc., Class A(a)	500	15,140
Phillips 66	1,750	196,542
Valero Energy Corporation	2,100	232,743
Western Gas Partners LP	9,180	444,220
		3,974,143
Health Care REITs 3.09%
Global Medical REIT, Inc.	15,000	132,900
HCP, Inc.	14,018	361,945
Healthcare Trust of America, Inc., Class A	5,000	134,800
Senior Housing Properties Trust	2,900	52,461
Ventas, Inc.	13,100	746,045
Welltower, Inc.	23,900	1,498,291
		2,926,442
Hotel & Resort REITs 10.74%
Apple Hospitality REIT, Inc.	88,210	1,577,195
Ashford Hospitality Trust, Inc.	88,725	718,672
Braemar Hotels & Resorts, Inc.	23,400	267,228
DiamondRock Hospitality Company	205,147	2,519,205
Hersha Hospitality Trust	56,050	1,202,272
Pebblebrook Hotel Trust	52,031	2,018,803
RLJ Lodging Trust	68,634	1,513,380
Sotherly Hotels, Inc.	52,000	362,960
		10,179,715
Industrial REITs 8.69%
DCT Industrial Trust, Inc.	14,214	948,500
Gramercy Property Trust	12,833	350,598
Prologis, Inc.	86,725	5,696,965
STAG Industrial, Inc.	20,500	558,215
Terreno Realty Corporation	18,075	680,885
		8,235,163
Mortgage REITs 2.54%
Blackstone Mortgage Trust, Inc.	30,000	942,900
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,267	617,523
Starwood Property Trust, Inc.	39,050	847,776
		2,408,199

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Office REITs 11.40%
Alexandria Real Estate Equities, Inc.	5,300	$668,701
Boston Properties, Inc.(b)	18,350	2,301,457
City Office REIT, Inc.	123,758	1,587,815
Hudson Pacific Properties, Inc.	57,100	2,023,053
JBG SMITH Properties	5,000	182,350
Kilroy Realty Corporation	24,215	1,831,623
SL Green Realty Corporation	15,000	1,507,950
Vornado Realty Trust	9,500	702,240
		10,805,189
Residential REITs 22.24%
American Campus Communities, Inc.	3,650	156,512
Apartment Investment & Management Company, Class A	55,180	2,334,114
AvalonBay Communities, Inc.	13,890	2,387,552
Camden Property Trust	24,500	2,232,685
Education Realty Trust, Inc.	8,275	343,413
Equity LifeStyle Properties, Inc.	22,900	2,104,510
Equity Residential	34,815	2,217,367
Essex Property Trust, Inc.	9,836	2,351,493
Mid-America Apartment Communities, Inc.	20,872	2,101,184
Sun Communities, Inc.	25,600	2,505,728
UDR, Inc.	62,306	2,338,967
		21,073,525
Retail REITs 8.15%
Brixmor Property Group, Inc.	3,275	57,083
Federal Realty Investment Trust	18,125	2,293,719
GGP, Inc.	29,900	610,857
Kimco Realty Corporation	50,819	863,415
Realty Income Corporation	9,880	531,445
Regency Centers Corporation	18,800	1,167,104
Simon Property Group, Inc.	12,300	2,093,337
Spirit MTA REIT(a)	1,140	11,742
Spirit Realty Capital, Inc.	11,400	91,542
		7,720,244
Specialized REITs 22.40%
American Tower Corporation, Class A	6,250	901,063
CoreSite Realty Corporation	39,500	4,377,390
Crown Castle International Corporation	4,650	501,363
CubeSmart	18,000	579,960
CyrusOne, Inc.	37,150	2,168,074
Digital Realty Trust, Inc.	52,831	5,894,883
Equinix, Inc.	4,500	1,934,505
Extra Space Storage, Inc.	13,345	1,331,964
Gaming and Leisure Properties, Inc.	1,000	35,800
Life Storage, Inc.	13,850	1,347,743
QTS Realty Trust, Inc., Class A	54,600	2,156,700
		21,229,445
Total Common Stocks
(Cost $63,151,376)		90,956,128

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 3.49%

Diversified REITs 0.05%
PS Business Parks, Inc., Series Y, 5.20%	2,000	$46,760

Financials 0.15%
Arch Capital Group Ltd., Series F, 5.45%	2,000	48,820
Arch Capital Group Ltd., Series E, 5.25%	2,000	47,880
Carlyle Group LP (The), Series A, 5.88%	2,000	47,040
		143,740
Hotel & Resort REITs 0.69%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	141,810
Hersha Hospitality Trust, Series D, 6.50%	5,000	119,750
Hersha Hospitality Trust, Series E, 6.50%	5,000	119,900
Lasalle Hotel Properties, 6.30%	2,500	61,875
Sotherly Hotels, Inc., Series B, 8.00%	6,000	151,800
Sotherly Hotels, Inc., Series C, 7.88%	2,000	50,560
		645,695
Office REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	58,025

Residential REITs 0.12%
American Homes 4 Rent, Series G, 5.88%	2,000	48,200
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	67,321
		115,521
Retail REITs 1.21%
Federal Realty Investment Trust, Series C, 5.00%	6,500	154,700
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	96,000
National Retail Properties, Inc., Series E, 5.70%	26,364	648,291
National Retail Properties, Inc., Series F, 5.20%	11,000	256,080
		1,155,071
Specialized REITs 1.16%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	156,240
Digital Realty Trust, Inc., Series I, 6.35%	11,018	285,807
Digital Realty Trust, Inc., Series J, 5.25%	4,000	95,600
Public Storage, Series C, 5.13%	2,000	49,840
Public Storage, Series G, 5.05%	4,000	98,840
Public Storage, Series W, 5.20%	6,000	149,400
Public Storage, Series Z, 6.00%	6,000	157,500
QTS Realty Trust, Inc., 7.13%	4,000	102,920
		1,096,147
Utilities 0.05%
Entergy Louisiana LLC, 4.88%	2,000	48,720
Total Preferred Stocks
(Cost $3,355,205)		3,309,679

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 0.59%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	$182,907
Miami-Dade County, FL, Educational Facilities Authority, University of Miami, Revenue Bonds, 5.07%, 4/1/2050	100,000	112,591
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	265,133
Total Municipal Bonds
(Cost $538,242)		560,631

	Shares
Money Market Funds 0.06%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.81%(c)	57,652	57,652

Total Money Market Funds
(Cost $57,652)		57,652

Total Investments — 100.12%
(Cost $67,102,475)		94,884,090
Liabilities in Excess of Other Assets — (0.12)%		(115,477)
NET ASSETS — 100.00%		$94,768,613

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2018.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF WRITTEN OPTIONS | June 30, 2018 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Boston Properties, Inc. (a)	(10)	$(12,542)	$125.00	July 2018	$(2,600)
Total Written Call Options — (0.00)%
(Premiums Received $690)					$(2,600)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.36%

Consumer Discretionary 10.17%
Adient plc	7,385	$363,268
CBS Corporation, Class B	10,100	567,822
Comcast Corporation, Class A	30,000	984,300
D.R. Horton, Inc.	9,000	369,000
Home Depot, Inc. (The)	15,100	2,946,010
Lennar Corporation, Class A	5,000	262,500
McDonald's Corporation	8,680	1,360,069
MGM Resorts International	7,100	206,113
Ross Stores, Inc.	6,000	508,500
Royal Caribbean Cruises Ltd.	5,000	518,000
Target Corporation	5,000	380,600
TJX Companies, Inc. (The)	3,200	304,576
Walt Disney Company (The)	14,000	1,467,340
		10,238,098
Consumer Staples 5.28%
Altria Group, Inc.	19,950	1,132,961
Clorox Company (The)	1,000	135,250
Coca-Cola Company (The)	14,600	640,356
Colgate-Palmolive Company	3,000	194,430
Conagra Brands, Inc.	8,100	289,413
Costco Wholesale Corporation	1,495	312,425
Kimberly-Clark Corporation	750	79,005
Kraft Heinz Company (The)	2,999	188,397
Lamb Weston Holdings, Inc.	4,800	328,848
PepsiCo, Inc.	3,650	397,375
Philip Morris International, Inc.	7,850	633,809
Procter & Gamble Company (The)	4,700	366,882
Walmart, Inc.	7,174	614,453
		5,313,604
Energy 6.59%
Andeavor	2,100	275,478
Apache Corporation	3,000	140,250
Chevron Corporation	8,260	1,044,312
ConocoPhillips	8,550	595,251
Devon Energy Corporation	3,000	131,880
EOG Resources, Inc.	8,700	1,082,541
Exxon Mobil Corporation	15,950	1,319,543
Halliburton Company	7,100	319,926
Kinder Morgan, Inc.	1,000	17,670
Schlumberger Ltd.	4,300	288,229
Valero Energy Corporation	12,800	1,418,624
		6,633,704
Financials 13.76%
American Express Company	10,000	980,000
Bank of America Corporation	45,800	1,291,102
BankUnited, Inc.	15,350	627,048
Blackstone Group, LP (The)	16,700	537,239
Carlyle Group LP (The)	20,950	446,235
Citigroup, Inc.	13,000	869,960
CME Group, Inc.	5,100	835,992
Fifth Third Bancorp	15,400	441,980

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Goldman Sachs Group, Inc. (The)	3,515	$775,304
Hartford Financial Services Group, Inc. (The)	15,000	766,950
Huntington Bancshares, Inc.	34,750	512,910
JPMorgan Chase & Company	15,977	1,664,803
KeyCorp	34,575	675,595
Lazard Ltd., Class A	11,875	580,806
M&T Bank Corporation	2,200	374,330
Prudential Financial, Inc.	4,500	420,795
SVB Financial Group(a)	4,575	1,321,077
Travelers Companies, Inc. (The)	1,400	171,276
U.S. Bancorp	11,050	552,721
		13,846,123
Health Care 13.27%
AbbVie, Inc.	4,700	435,455
Aetna, Inc.	3,800	697,300
Allergan plc	3,300	550,176
Amgen, Inc.	3,250	599,918
Bristol-Myers Squibb Company	14,000	774,760
Centene Corporation(a)	3,800	468,198
Edwards LifeSciences Corporation(a)	1,000	145,570
Gilead Sciences, Inc.	5,300	375,452
Humana, Inc.	3,000	892,890
Johnson & Johnson	10,810	1,311,685
Laboratory Corporation of America Holdings(a)	600	107,718
McKesson Corporation	4,400	586,960
Medtronic plc	9,029	772,973
Merck & Company, Inc.	13,100	795,170
Mylan NV(a)	2,800	101,192
Perrigo Company plc	1,300	94,783
Pfizer, Inc.	16,900	613,132
Quest Diagnostics, Inc.	4,500	494,730
Thermo Fisher Scientific, Inc.	2,700	559,278
UnitedHealth Group, Inc.	9,750	2,392,065
Vertex Pharmaceuticals, Inc.(a)	3,400	577,864
		13,347,269
Industrials 10.74%
3M Company	5,650	1,111,468
American Airlines Group, Inc.	1,000	37,960
Boeing Company (The)	5,955	1,997,962
Caterpillar, Inc.	9,700	1,315,999
CSX Corporation	20,400	1,301,112
Deere & Company	5,000	699,000
FedEx Corporation	5,400	1,226,124
General Electric Company	23,481	319,576
Honeywell International, Inc.	4,750	684,238
Johnson Controls International plc	8,253	276,063
Masco Corporation	11,500	430,330
United Technologies Corporation	3,500	437,605
Waste Connections, Inc.	12,825	965,466
		10,802,903
Information Technology 27.78%
Accenture plc, Class A	6,950	1,136,951
Adobe Systems, Inc.(a)	4,350	1,060,574

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Information Technology (cont.)
Apple, Inc.	23,300	$4,313,063
Applied Materials, Inc.	20,800	960,752
Cisco Systems, Inc.	37,050	1,594,262
Cognizant Technology Solutions Corporation, Class A	10,100	797,799
Corning, Inc.	20,600	566,706
Dell Technologies, Inc., Class V(a)	2,006	169,667
DXC Technology Company	3,528	284,392
Hewlett Packard Enterprise Company	14,300	208,923
HP, Inc.	27,400	621,706
Intel Corporation	26,400	1,312,344
International Business Machines Corporation	3,208	448,158
Mastercard, Inc., Class A	7,500	1,473,900
Microchip Technology, Inc.	1,050	95,497
Microsoft Corporation	35,500	3,500,655
NetApp, Inc.	5,600	439,768
NVIDIA Corporation	2,170	514,073
Oracle Corporation	29,300	1,290,958
Paychex, Inc.	8,850	604,897
Perspecta, Inc.	1,764	36,250
QUALCOMM, Inc.	7,200	404,064
Seagate Technology plc	4,050	228,704
Symantec Corporation	26,200	541,030
Texas Instruments, Inc.	16,525	1,821,881
Visa, Inc., Class A	19,200	2,543,040
Workday, Inc., Class A(a)	8,125	984,100
		27,954,114
Materials 2.04%
AdvanSix, Inc.(a)	4,448	162,930
CF Industries Holdings, Inc.	8,700	386,280
DowDuPont, Inc.	22,752	1,499,812
		2,049,022
Real Estate Investment Trusts (REITs) 4.34%
Alexandria Real Estate Equities, Inc.	1,650	208,181
American Tower Corporation, Class A	3,900	562,263
Apple Hospitality REIT, Inc.	16,550	295,914
Crown Castle International Corporation	4,250	458,235
CyrusOne, Inc.	6,700	391,012
DiamondRock Hospitality Company	7,500	92,100
Digital Realty Trust, Inc.	2,200	245,476
Equinix, Inc.	700	300,923
Gramercy Property Trust	3,166	86,495
Healthcare Realty Trust, Inc.	5,000	145,400
Healthcare Trust of America, Inc., Class A	4,500	121,320
Invesco Mortgage Capital, Inc.	7,000	111,300
Pebblebrook Hotel Trust	2,000	77,600
Prologis, Inc.	5,700	374,433
QTS Realty Trust, Inc., Class A	5,050	199,475
Realty Income Corporation	2,000	107,580
Simon Property Group, Inc.	250	42,547
Sun Communities, Inc.	3,900	381,732
Terreno Realty Corporation	2,000	75,340

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Welltower, Inc.	1,500	$94,035
		4,371,361
Telecommunication Services 1.64%
AT&T, Inc.	24,350	781,879
Verizon Communications, Inc.	17,240	867,344
		1,649,223
Utilities 1.75%
AES Corporation	8,000	107,280
American Electric Power Company, Inc.	1,750	121,188
Edison International	1,100	69,597
NextEra Energy, Inc.	5,600	935,368
WEC Energy Group, Inc.	8,200	530,130
		1,763,563
Total Common Stocks
(Cost $58,644,551)		97,968,984

Preferred Stocks 2.93%

Energy 0.26%
Callon Petroleum Company, Series A, 10.00%	5,000	256,750

Financials 1.61%
AGNC Investment Corporation, Series B, 7.75%	6,000	154,020
American Financial Group, Inc., 6.00%	5,300	136,740
AmTrust Financial Services, Inc., 7.50%	2,500	62,375
Ares Management LP, Series A, 7.00%	2,500	66,800
Bank of America Corporation, Series GG, 6.00%	4,000	104,480
Bank Of America Corporation, Series EE, 6.00%	2,500	65,225
Bank Of America Corporation, Series W, 6.63%	2,000	52,800
BGC Partners, Inc., 8.13%	5,000	128,550
Capital One Financial Corporation, Series D, 6.70%	2,000	53,180
Carlyle Group LP (The), Series A, 5.88%	3,000	70,560
Charles Schwab Corporation (the), Series C, 6.00%	2,000	53,020
Citigroup, Inc., Series L, 6.88%	3,000	77,940
Hancock Holding Company, 5.95%	2,500	63,275
Hercules Capital, Inc., 6.25%	646	16,356
JPMorgan Chase & Company, Series T, 6.70%	2,000	52,440
KKR & Company LP, Series B, 6.50%	2,000	53,060
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	178,411
Prospect Capital Corporation, 6.25%	4,000	101,360
Torchmark Corporation, 6.13%	5,000	130,150
		1,620,742
Information Technology 0.10%
eBay, Inc., 6.00%	4,000	105,200

Real Estate Investment Trusts 0.35%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	50,760
Digital Realty Trust, Inc., Series H, 7.38%	5,000	130,200
Digital Realty Trust, Inc., Series I, 6.35%	2,500	64,850
QTS Realty Trust, Inc., 7.13%	4,000	102,920
		348,730

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Telecommunication Services 0.56%
AT&T, Inc., 5.35%	3,000	$75,480
Qwest Corporation, 6.63%	2,500	54,575
Qwest Corporation, 6.88%	2,000	44,660
Qwest Corporation, 7.00%	2,500	61,150
Qwest Corporation, 7.00%	5,000	114,500
Telephone & Data Systems, Inc., 7.00%	4,000	100,800
United States Cellular Corporation, 7.25%	2,500	64,075
United States Cellular Corporation, 7.25%	2,000	51,180
		566,420
Utilities 0.05%
DTE Energy Company, 5.38%	2,000	50,480

Total Preferred Stocks
(Cost $2,871,282)		2,948,322

Money Market Funds 0.18%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.81%(b)	176,730	176,730
Total Money Market Funds
(Cost $176,730)		176,730

Total Investments — 100.47%
(Cost $61,692,563)		101,094,036
Liabilities in Excess of Other Assets — (0.47)%		(477,599)
NET ASSETS — 100.00%		$100,616,437

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 100.73%

Alabama 0.12%
Cullman County Health Care Authority, Refunding Revenue Bonds, (OID), Callable 2/1/2019 @ 100, 6.75%, 2/1/2029	$100,000	$101,672

Alaska 0.84%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	100,000	101,685
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.25%, 12/1/2040	100,000	101,945
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,030
		703,660
Arizona 0.96%
Arizona Health Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2028	100,000	102,739
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	592,455
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	104,622
		799,816
California 4.33%
California Educational Facilities Authority, Revenue Bonds, 6.13%, 10/1/2030 prerefunded 10/1/2021 @ 100	120,000	136,607
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	147,550
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	709,644
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	102,264
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 8/1/2019 @ 100, 5.50%, 8/1/2022	250,000	260,427
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2026	50,000	51,909
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	531,930
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	151,364
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	291,898
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	65,000	67,106
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	186,924
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	35,000	36,217
State of California, General Obligation Unlimited, (OID), 5.00%, 8/1/2034	280,000	280,812
State of California, General Obligation Unlimited, (OID), Callable 8/1/2018 @ 100, 5.00%, 8/1/2034	220,000	220,638
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	270,465
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2020	20,000	20,734
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2028	140,000	145,330
		3,611,819

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Colorado 0.13%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	$100,000	$104,913

Connecticut 12.83%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	252,821
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	248,623
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	221,772
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	250,000	248,412
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	151,183
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	103,063
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	251,832
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	240,612
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	24,615
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	252,168
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.88%, 11/15/2038	385,000	391,841
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.75%, 11/15/2035	500,000	505,545
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	469,445
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	521,710
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	533,110
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	521,445
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	102,111
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	279,650
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	109,121
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	253,738
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (BHAC-CR) (NATL-RE) (OID), 5.00%, 7/1/2037	95,000	95,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (BHAC-CR) (NATL-RE) (OID), Callable 7/30/2018 @ 100, 5.00%, 7/1/2037	5,000	5,012
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (OID), Callable 7/1/2018 @ 100, 5.00%, 7/1/2037	150,000	150,000
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	105,134

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2040	$125,000	$132,903
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 4.75%, 7/1/2030	100,000	105,835
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	106,575
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	273,830
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	485,878
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 5.00%, 3/15/2031	500,000	555,920
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	559,880
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 4.00%, 3/15/2036	500,000	506,935
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.00%, 6/15/2028	250,000	277,510
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	279,513
State of Connecticut, General Obligation Unlimited, Callable 11/15/2025 @ 100, 5.00%, 11/15/2026	250,000	279,838
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	106,411
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	254,738
State of Connecticut, Public Improvements, General Obligation Unlimited, (OID), Callable 3/1/2024 @ 100, 4.00%, 3/1/2033	400,000	409,556
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	274,845
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	50,000	52,267
		10,700,397
District of Columbia 1.90%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	333,258
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	299,656
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	286,357
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	172,488
District of Columbia, Hospital Improvements, Revenue Bonds, (AGM), Callable 7/15/2018 @ 101, 5.45%, 7/15/2035	490,000	495,557
		1,587,316
Florida 8.75%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	156,896
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	158,187
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	132,525
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	111,385

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Florida (cont.)
City of Miami, FL, Parking System Revenue, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.35%, 10/1/2039	$500,000	$520,785
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,128,250
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, (OID), Callable 6/1/2019 @ 100, 5.75%, 6/1/2039	110,000	114,203
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, (OID), Callable 7/1/2018 @ 100, 5.63%, 7/1/2038	250,000	250,000
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, (OID), Callable 10/1/2019 @ 100, 5.38%, 10/1/2028	250,000	260,910
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	171,438
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	267,825
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	106,744
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	141,592
Florida Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 7/1/2019 @ 100, 5.00%, 7/1/2039	60,000	61,214
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	109,004
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	109,978
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	549,810
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	213,966
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,021
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,085
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	37,676
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	123,055
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	311,787
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	428,288
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	160,000	166,899
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Callable 8/1/2021 @ 100, 5.00%, 8/1/2024	45,000	49,264
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,045,890
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	109,010
		7,296,687
Georgia 1.76%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	262,785
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	346,710

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Georgia (cont.)
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.38%, 11/1/2039	$85,000	$88,887
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/1/2039	165,000	173,237
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	166,028
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	103,529
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	54,602
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	272,802
		1,468,580
Hawaii 0.05%
Hawai'i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.75%, 7/1/2040	40,000	43,196

Illinois 1.70%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2018 @ 100, 5.25%, 8/15/2047	250,000	251,138
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	109,709
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 2/15/2020 @ 100, 6.00%, 8/15/2038	175,000	186,482
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 2/15/2020 @ 100, 5.50%, 8/15/2024	215,000	227,401
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 6/1/2019	250,000	257,245
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 6.00%, 6/1/2028	250,000	279,192
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	108,044
		1,419,211
Indiana 2.73%
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), Callable 5/1/2019 @ 100, 5.75%, 5/1/2031	20,000	20,701
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), 5.75%, 5/1/2031	95,000	98,291
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,157,900
		2,276,892
Iowa 0.35%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	294,998

Kansas 0.31%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	36,544
Kansas Development Finance Authority, Revenue Bonds, 5.00%, 1/1/2035	215,000	225,425
		261,969
Kentucky 0.41%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	325,000	345,514

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Louisiana 1.06%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	$100,000	$109,749
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	511,540
Louisiana Public Facilities Authority Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 6.00%, 7/1/2029	250,000	261,165
		882,454
Maine 1.29%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	504,540
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	100,560
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	100,399
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	200,000	207,944
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	101,009
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	50,000	57,837
		1,072,289
Maryland 1.05%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 9/1/2018 @ 100, 4.75%, 9/1/2039	250,000	250,685
Maryland Economic Development Corporation, Port, Airport & Marina Improvements, Revenue Bonds, (OID), Callable 6/1/2020 @ 100, 5.38%, 6/1/2025	200,000	213,722
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 5/15/2020 @ 100, 4.63%, 5/15/2035	60,000	63,267
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	349,126
		876,800
Massachusetts 3.05%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	95,000	97,457
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	40,000	41,246
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	136,622
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 4.25%, 7/1/2018	150,000	150,000
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	548,067
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	122,360
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	248,953
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	251,970
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	196,152

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	$250,000	$247,155
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 5.13%, 12/1/2039	100,000	101,415
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 4.85%, 12/1/2029	100,000	102,485
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	184,494
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	116,985
		2,545,361
Michigan 3.93%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	496,235
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	824,123
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	110,268
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	733,423
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, OID), 6.00%, 6/1/2048	595,000	598,070
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 6/1/2019 @ 100, 6.88%, 6/1/2042	250,000	250,492
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Callable 8/1/2019 @ 100, 6.38%, 8/1/2029	250,000	262,535
		3,275,146
Mississippi 0.31%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	259,985

Missouri 1.16%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.88%, 10/1/2036	275,000	283,140
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	100,558
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	500,000	516,160
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 9/1/2019 @ 100, 4.70%, 3/1/2035	65,000	67,051
		966,909
Nebraska 0.33%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	274,040

Nevada 0.94%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2019 @ 100, 5.50%, 6/1/2028	5,000	5,012
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	20,000	20,329

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Nevada (cont.)
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	$700,000	$760,319
		785,660
New Hampshire 0.13%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), Callable 10/1/2019 @ 100, 6.25%, 4/1/2026	100,000	105,398

New Jersey 8.37%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	133,285
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), Callable 11/1/2020 @ 100, 5.75%, 11/1/2030	250,000	270,260
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	173,913
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	442,436
New Jersey Economic Development Authority, Revenue Bonds, Callable 3/1/2022 @ 100, 5.00%, 3/1/2025	1,000,000	1,061,680
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	315,753
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	103,069
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	279,297
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 10/1/2019 @ 100, 5.75%, 10/1/2031	545,000	572,119
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2027	15,000	15,042
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2021 @ 100, 6.00%, 7/1/2037	200,000	224,318
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	260,000	260,000
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	100,000	104,099
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	135,000	139,941
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	68,591
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	500,945
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	176,661
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 4/1/2019 @ 100, 5.00%, 10/1/2034	65,000	66,158
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	159,674
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	159,587
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	231,455
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 1/1/2031	200,000	223,576
New Jersey Turnpike Authority, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2029	500,000	553,275
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	254,682

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
New Jersey (cont.)
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	$250,000	$246,020
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	246,298
		6,982,134
New Mexico 1.32%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	511,320
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2039	225,000	233,361
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	111,096
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	165,000	166,975
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	77,287
		1,100,039
New York 19.33%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	103,173
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, 5.75%, 2/15/2047	155,000	170,829
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,894
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	204,201
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 5/1/2021 @ 100, 5.00%, 5/1/2036	125,000	136,085
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2023 @ 100, 5.25%, 11/15/2028	50,000	58,340
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	289,893
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	297,448
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	290,778
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	117,390
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	153,574
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2028	250,000	294,205
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	110,276
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	275,395
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 5/1/2041	250,000	255,740
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	259,927
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	261,340
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.60%, 11/1/2029	100,000	101,229
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	518,950

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	$250,000	$255,807
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.75%, 11/1/2029	100,000	101,713
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	158,895
New York City Housing Development Corporation, Refunding Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 5/1/2036	250,000	253,232
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	254,185
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	151,392
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	246,855
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	146,006
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,508,010
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,083
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,204
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2019 @ 100, 6.50%, 1/1/2046	650,000	665,294
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	287,617
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	750,000	860,265
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, (State Aid Withholding) (OID), Callable 1/15/2019 @ 100, 5.38%, 1/15/2034	250,000	254,990
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	115,784
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	114,208
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,084
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	105,507
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	109,569
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	250,000	271,395
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	117,568
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.63%, 7/15/2047	250,000	264,512
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	281,095
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	106,245
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,234
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	109,400
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	170,882
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	183,912

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	$385,000	$434,034
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (INS) (OID), Callable 7/1/2019 @ 100, 5.25%, 7/1/2033	200,000	207,174
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2031	40,000	44,092
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 11/1/2041	205,000	207,548
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 11/1/2034	250,000	254,897
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 5.00%, 11/1/2045	150,000	151,605
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	102,383
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	206,678
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	520,670
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	103,471
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	105,834
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	297,755
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	291,223
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,012,780
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2027	100,000	118,644
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	115,082
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	352,451
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	55,238
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	285,837
		16,121,006
North Carolina 0.38%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, (OID), Callable 1/15/2019 @ 100, 5.25%, 1/15/2034	100,000	101,925
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	105,534
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	112,450
		319,909
North Dakota 0.12%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	99,448

Ohio 0.92%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	82,050
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	419,996

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Ohio (cont.)
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	$165,000	$172,484
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	90,374
		764,904
Oklahoma 0.30%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	253,805

Oregon 0.42%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	106,335
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,502
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2039	200,000	206,484
		351,321
Pennsylvania 5.48%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	558,175
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 8/1/2020 @ 100, 5.25%, 8/1/2026	135,000	144,828
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	105,027
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	104,134
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	99,365
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2021 @ 100, 5.25%, 8/15/2026	240,000	264,828
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	100,294
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	115,317
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	144,441
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	220,001
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/1/2022 @ 100, 5.00%, 12/1/2043	1,500,000	1,631,460
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	544,485
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	177,909
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, (OID), Callable 4/1/2019 @ 100, 6.50%, 4/1/2039	100,000	103,723
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	258,225
		4,572,212
Puerto Rico 1.24%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	105,429
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 7/1/2019	500,000	511,415
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	207,030
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	210,000
		1,033,874

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Rhode Island 1.67%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	$80,000	$80,478
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	512,510
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	234,991
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	525,585
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	37,093
		1,390,657
South Carolina 0.06%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, (OID), Callable 8/1/2019 @ 100, 5.75%, 8/1/2039	50,000	52,229

South Dakota 0.46%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	143,809
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	241,100
		384,909
Tennessee 0.51%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	111,539
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	211,190
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	99,445
		422,174
Texas 5.48%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	543,750
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	290,295
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	514,200
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	264,395
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	256,675
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	124,807
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	175,000	181,430
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	1,130,000	1,194,003
North Texas Tollway Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.00%, 1/1/2038	100,000	110,200
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	254,147
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.13%, 9/1/2025	100,000	103,707

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), 4.50%, 9/1/2019	$100,000	$103,180
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	100,000	104,609
Texas A&M University, Refunding Revenue Bonds, Callable 5/15/2020 @ 100, 5.00%, 5/15/2039	100,000	106,131
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	211,562
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	204,478
		4,567,569
Utah 0.39%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 8/1/2023 @ 100, 5.00%, 8/1/2043	250,000	285,650
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,113
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	25,000	25,666
		326,429
Vermont 0.30%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	247,323

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	93,250

Virginia 0.59%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	222,138
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	266,668
		488,806
Washington 1.62%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,094,020
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2028	250,000	259,270
		1,353,290
West Virginia 0.56%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 9/1/2019	250,000	258,530
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.63%, 9/1/2032	200,000	207,336
		465,866
Wisconsin 0.10%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	80,000	82,564

See accompanying notes which are an integral part of these financial statements.

43

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Wyoming 0.58%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	$485,000	$488,065
Total Municipal Bonds
(Cost $81,750,975)		84,022,465

Total Investments — 100.73%
(Cost $81,750,975)		84,022,465
Liabilities in Excess of Other Assets — (0.73)%		(606,589)
NET ASSETS — 100.00%		$83,415,876

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 7.70%

Energy 5.06%
Andeavor Logistics LP	6,405	$272,405
Buckeye Partners LP	8,903	312,940
CNX Midstream Partners LP	8,500	164,815
Enbridge Energy Partners LP	22,519	246,133
Energy Transfer Partners LP	50,446	960,492
EnLink Midstream Partners LP	33,865	525,923
Enterprise Products Partners LP	42,400	1,173,208
Global Partners LP	7,215	123,016
Magellan Midstream Partners LP	11,700	808,236
MPLX LP	32,000	1,092,480
Plains All American Pipeline LP	3,200	75,648
Spectra Energy Partners LP	20,000	708,400
Targa Resources Corporation	12,739	630,453
TC PipeLines LP	7,195	186,710
USA Compression Partners LP	12,796	215,357
Western Gas Partners LP	18,750	907,312
		8,403,528
Financials 0.14%
Blackstone Group LP (The)	7,100	228,407

Real Estate Investment Trusts (REITs) 1.85%
Apple Hospitality REIT, Inc.	32,539	581,797
Blackstone Mortgage Trust, Inc.	11,565	363,488
City Office REIT, Inc.	20,000	256,600
DiamondRock Hospitality Company	25,953	318,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,042,642
Pebblebrook Hotel Trust	8,806	341,673
Spirit MTA REIT(a)	2,000	20,600
Spirit Realty Capital, Inc.	20,000	160,600
		3,086,103
Telecommunication Services 0.65%
AT&T, Inc.	18,000	577,980
Verizon Communications, Inc.	10,000	503,100
		1,081,080
Total Common Stocks
(Cost $11,511,417)		12,799,118

Preferred Stocks 9.14%

Financials 2.14%
American Financial Group, Inc., 6.00%	8,700	224,460
Arch Capital Group Ltd., 5.25%	20,000	478,800
Bank of New York Mellon Corporation (The), 5.20%	8,700	218,892
First Republic Bank, 5.70%	9,000	232,110
Hancock Holding Company, 5.95%	3,700	93,647
JPMorgan Chase & Company, 5.45%	4,480	113,971
JPMorgan Chase & Company, 6.30%	8,750	228,375
KKR & Company LP, Series B, 6.50%	10,000	265,300
PNC Financial Services Group, Inc. (The), 5.38%	4,250	106,420
State Street Corp., 5.25%	8,050	203,263

See accompanying notes which are an integral part of these financial statements.

45

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
State Street Corp., 5.35%	1,000	$26,120
Torchmark Corporation, 6.13%	10,000	260,300
U.S. Bancorp, 6.50%	7,300	202,210
Wells Fargo & Company, 5.20%	15,850	393,714
Wells Fargo & Company, 5.70%	20,000	504,400
		3,551,982
Industrials 0.40%
Pitney Bowes, Inc., 6.70%	5,700	137,997
Stanley Black & Decker, Inc., 5.75%	20,687	526,070
		664,067
Real Estate Investment Trusts (REITs) 4.48%
DDR Corporation, 6.50%	9,184	220,232
Digital Realty Trust, Inc., 6.35%	25,450	660,173
Federal Realty Investment Trust, 5.00%	7,500	178,500
Kimco Realty Corporation, 5.50%	39,809	945,066
Kimco Realty Corporation, 5.63%	24,367	582,371
Kimco Realty Corporation, 6.00%	14,214	355,634
National Retail Properties, Inc., 5.20%	25,000	582,000
PS Business Parks, Inc., 5.20%	4,000	93,520
PS Business Parks, Inc., 5.25%	10,000	238,000
PS Business Parks, Inc., 5.70%	6,498	163,035
PS Business Parks, Inc., 5.20%	10,000	239,000
Public Storage, 4.90%	20,000	483,600
Public Storage, 4.95%	20,000	493,600
Public Storage, 5.13%	10,000	249,200
Public Storage, 5.88%	7,076	183,764
Senior Housing Properties Trust, 5.63%	26,660	661,168
Taubman Centers, Inc., 6.25%	13,046	322,889
Taubman Centers, Inc., 6.50%	9,416	237,283
Ventas Capital Corporation, 5.45%	10,000	250,500
Vornado Realty Trust, 5.40%	12,298	301,547
		7,441,082
Utilities 2.12%
DTE Energy Company, 5.38%	10,000	252,400
DTE Energy Company, 6.00%	20,000	527,800
Duke Energy Corporation, 5.13%	9,030	232,703
Entergy Arkansas, Inc., 4.88%	20,000	488,800
Entergy Louisiana LLC, 4.88%	10,000	243,600
Entergy Mississippi, Inc., 4.90%	30,000	728,400
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	167,902
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	376,200
Southern Company, 5.25%	20,000	501,000
		3,518,805
Total Preferred Stocks
(Cost $15,297,908)		15,175,936

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligation 0.12%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$39,679	$36,206
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	42,897	39,142
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	129,199	128,822
Total Collateralized Mortgage Obligation
(Cost $147,066)		204,170

Corporate Bonds 9.49%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	475,625
Choice Hotel International, Inc., 5.70%, 8/28/2020	200,000	207,250
Digital Realty Trust, L.P., 5.88%, 2/1/2020	1,000,000	1,034,935
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	980,167
Duke Realty LP, 4.38%, 6/15/2022	250,000	257,209
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	102,592
Exelon Generation Company LLC, 5.60%, 6/15/2042(b)(c)	400,000	364,779
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	342,155
General Electric Company, 5.00%, 12/29/2049	1,765,000	1,740,731
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	577,785
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	1,350,000	1,604,991
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	490,021
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	270,639
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,542,500
MetLife, Inc., 9.25%, 4/8/2038(c)	1,500,000	2,040,000
National Retail Properties, Inc., 5.50%, 7/15/2021	350,000	368,219
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,031,029
Qwest Corporation, 7.13%, 11/15/2043	1,000,000	973,824
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,068,794
Valero Energy Corp., 8.75%, 6/15/2030	224,000	297,812
Total Corporate Bonds
(Cost $14,965,609)		15,771,057

Municipal Bonds 72.95%

Alabama 3.48%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	4,000,000	4,505,480
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	523,420
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	748,784
		5,777,684
Arizona 1.73%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	264,262
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,443,597
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,168,751
		2,876,610

See accompanying notes which are an integral part of these financial statements.

47

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
California 6.29%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	$465,000	$539,358
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	450,000	565,542
City of Tulare, CA, Sewer Revenue, Sewer Improvements, General Obligation Unlimited, Callable 11/15/2019 @ 100, 8.75%, 11/15/2044	1,000,000	1,076,140
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, 6.01%, 8/1/2026	1,000,000	1,158,170
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	190,000	199,188
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, 8.50%, 9/1/2020	500,000	520,430
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	587,130
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	392,345
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,158,730
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	610,925
State of California, Recreational Facility, water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (OID), 6.88%, 11/1/2026	1,000,000	1,246,390
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	617,151
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.66%, 5/15/2027	250,000	250,147
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	1,250,000	1,520,212
		10,441,858
Colorado 1.28%
Adams State University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program) (OID), Callable 5/15/2019 @ 100, 6.47%, 5/15/2038	250,000	257,102
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	267,780
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	1,000,000	1,339,670
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	262,630
		2,127,182
Connecticut 0.51%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	528,510
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	280,000	323,649
		852,159
District of Columbia 0.31%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 7.00%, 7/1/2034	500,000	521,265

Florida 4.72%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	209,376
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	100,000	104,064

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Florida (cont.)
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	$1,250,000	$1,405,625
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.14%, 9/1/2035	300,000	320,754
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	263,473
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	174,200
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	355,056
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	555,580
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,321,810
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	250,000	263,590
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2019 @ 100, 6.97%, 4/1/2039	750,000	767,655
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	300,978
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 7.64%, 7/1/2040	165,000	178,438
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	275,515
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 4/1/2027	1,000,000	1,161,590
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	182,246
		7,839,950
Georgia 3.43%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	620,454
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,499,000	3,021,141
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 1/1/2032	2,000,000	2,061,100
		5,702,695
Hawaii 0.91%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	1,495,000	1,518,367

Idaho 0.57%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	900,000	953,334

Illinois 3.92%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 5.50%, 1/15/2024	500,000	518,370
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	156,514
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	319,087
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	870,391

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Illinois (cont.)
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), Callable 1/1/2020 @ 100, 7.13%, 1/1/2035	$1,000,000	$1,023,950
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	570,000	610,516
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	250,000	267,330
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,714,965
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.13%, 12/1/2030	500,000	576,060
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/2030	400,000	460,920
		6,518,103
Indiana 1.71%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	990,240
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	984,910
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	800,000	867,672
		2,842,822
Kansas 0.25%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	390,000	407,144

Kentucky 1.69%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	265,995
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.37%, 11/1/2025	400,000	431,408
Paducah Independent School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	1,000,000	1,054,060
Perry County School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	1,000,000	1,060,030
		2,811,493
Louisiana 1.27%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 9/1/2022 @ 100, 4.59%, 9/1/2027	500,000	518,540
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	1,540,000	1,599,398
		2,117,938
Massachusetts 0.77%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	190,000	212,431
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	750,000	890,978
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 5/1/2019 @ 100, 6.57%, 5/1/2039	165,000	170,046
		1,273,455

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Michigan 3.31%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	$500,000	$513,220
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	216,796
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.13%, 11/1/2030	250,000	258,730
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 2/15/2019 @ 100, 7.21%, 2/15/2038	250,000	257,210
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	246,830
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	523,410
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	325,000	339,290
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,440,000	2,494,119
Milan Area Schools, School Improvements, General Obligation Unlimited, (OID), Callable 5/1/2019 @ 100, 7.10%, 5/1/2034	485,000	498,245
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	156,827
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,283
		5,509,960
Mississippi 1.09%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	825,630
State of Mississippi, Refunding Bonds, General Obligation Unlimited, 3.43%, 10/1/2029	1,000,000	984,850
		1,810,480
Missouri 3.58%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,500,000	3,304,850
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	262,460
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	286,500
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	664,197
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 1/1/2042	1,000,000	1,421,380
		5,939,387
Nebraska 0.13%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	223,964

Nevada 2.65%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, (OID), Callable 9/1/2019 @ 100, 7.75%, 9/1/2029	1,100,000	1,164,900
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	341,392
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	1,590,000	2,213,677
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 6/1/2019 @ 100, 7.10%, 6/1/2039	425,000	442,081
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	226,945
		4,388,995

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
New Jersey 2.80%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	$250,000	$304,768
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	500,000	515,685
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2019 @ 100, 7.40%, 7/1/2040	500,000	523,190
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	523,215
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, 4.27%, 11/1/2030	390,000	394,337
South Jersey Transportation Authority LLC, Highway Improvements, Build America revenue Bonds, (OID), 7.00%, 11/1/2038	500,000	572,295
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,804,315
		4,637,805
New York 5.86%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	165,613
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.21%, 10/1/2031	100,000	114,214
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	554,145
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	233,630
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	243,748
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	491,238
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	150,889
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	426,863
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	667,145
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	719,195
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	668,760
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.47%, 5/1/2036	815,000	979,280
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	212,436
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.88%, 12/15/2034	500,000	520,975
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,160,113
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,060,530
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	181,011
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	186,688
		9,736,473
North Carolina 0.15%
County of Cabarrus, NC, School Improvements, Revenue bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	244,701

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Ohio 2.79%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 5.96%, 2/15/2024	$500,000	$519,140
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	738,300
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	639,310
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	202,360
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,238,520
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	258,678
Mariemont City School District, build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	116,233
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	472,670
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), Callable 9/1/2019 @ 100, 5.65%, 9/1/2031	200,000	204,818
State of Ohio, Public Improvements, Build America Revenue Bonds, 6.52%, 10/1/2028	250,000	261,735
		4,651,764
Oklahoma 0.32%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.80%, 12/1/2033	500,000	526,375

Oregon 0.16%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	264,728

Pennsylvania 1.92%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	674,190
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	736,281
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	483,955
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,142,780
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, (AGM), Callable 9/15/2018 @ 100, 7.15%, 9/15/2038	150,000	151,512
		3,188,718
Rhode Island 0.03%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 4.46%, 10/1/2031	45,000	45,686

South Carolina 0.16%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	267,843

South Dakota 0.26%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	429,052

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Tennessee 3.17%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, (GTD), Callable 6/1/2019 @ 100, 7.20%, 6/1/2044	$1,500,000	$1,537,560
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 7/1/2043	2,000,000	2,732,040
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.29%, 7/1/2027	500,000	494,675
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 7/1/2028	500,000	495,225
		5,259,500
Texas 4.06%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 2/1/2019 @ 100, 5.00%, 2/1/2026	985,000	999,214
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.53%, 2/15/2040	750,000	787,305
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	253,262
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, Callable 6/15/2019 @ 100, 4.20%, 2/15/2034	1,000,000	1,007,490
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	339,992
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 8.91%, 2/1/2030	2,000,000	2,176,360
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, Callable 11/15/2020 @ 100, 6.48%, 11/15/2034	360,000	391,997
San Antonio Industrial Development Corporation, Refunding Revenue Bonds, Callable 8/15/2023 @ 100, 4.75%, 8/15/2033	750,000	790,822
		6,746,442
Utah 0.31%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, (OID), Callable 3/1/2019 @ 100, 6.38%, 3/1/2034	500,000	512,270

Virgin Islands 1.14%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	869,971
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,028,650
		1,898,621
Virginia 3.61%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	6,045,000	5,995,552

Washington 1.35%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	295,065
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	275,467
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	734,765
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	636,860
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	298,312
		2,240,469

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
West Virginia 1.26%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	$2,085,000	$2,084,896
Total Municipal Bonds
(Cost $112,747,588)		121,185,740

Total Investments — 99.40%
(Cost $154,669,588)		165,136,021
Other Assets in Excess of Liabilities — 0.60%		992,815
NET ASSETS — 100.00%		$166,128,836

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A or Section $(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

55

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 19.11%

Consumer Staples 0.74%
Altria Group, Inc.	2,575	$146,234
Philip Morris International, Inc.	1,390	112,229
		258,463
Energy 10.48%
Andeavor Logistics LP	8,332	354,360
Cheniere Energy Partners LP	10,700	384,665
CNX Midstream Partners LP	18,050	349,990
Energy Transfer Partners LP	20,304	386,588
EnLink Midstream Partners LP	18,140	281,714
Enterprise Products Partners LP	22,180	613,721
Holly Energy Partners LP	3,300	93,258
Magellan Midstream Partners LP	2,325	160,611
MPLX LP	17,250	588,915
Targa Resources Corporation	3,805	188,309
USA Compression Partners LP	16,966	285,538
		3,687,669
Financials 1.08%
Blackstone Group LP (The)	5,545	178,383
Blackstone Mortgage Trust, Inc., Class A	3,207	100,796
Starwood Property Trust, Inc.	4,595	99,757
		378,936
Real Estate Investment Trusts (REITs) 5.06%
Apple Hospitality REIT, Inc.	14,645	261,853
Ashford Hospitality Trust, Inc.	18,775	152,078
Chesapeake Lodging Trust	4,600	145,544
City Office REIT, Inc.	14,420	185,009
Education Realty Trust, Inc.	3,400	141,100
Gramercy Property Trust	4,081	111,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,604	110,679
Hersha Hospitality Trust	6,695	143,608
Independence Realty Trust, Inc.	14,029	144,639
Lexington Realty Trust	12,521	109,308
Pebblebrook Hotel Trust	3,613	140,184
WP Carey, Inc.	2,055	136,349
		1,781,844
Telecommunication Services 0.90%
AT&T, Inc.	4,459	143,178
Verizon Communications, Inc.	3,420	172,060
		315,238
Utilities 0.85%
American Electric Power Company, Inc.	2,515	174,164
Consolidated Edison, Inc.	1,640	127,887
		302,051
Total Common Stocks
(Cost $5,192,734)		6,724,201

See accompanying notes which are an integral part of these financial statements.

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 22.30%

Financials 11.55%
Aegon NV, 6.38%	10,000	$259,900
Arch Capital Group Ltd., 5.25%	10,000	239,400
Bank Of America Corporation, 6.00%	3,800	99,142
Bank Of America Corporation, 6.63%	3,700	97,680
BGC Partners, Inc., 8.13%	11,550	296,951
Capital One Financial Corporation, Series D, 6.70%	10,000	265,900
Carlyle Group LP (The), 5.88%	6,000	141,120
Citigroup, Inc., 6.30%	10,000	262,600
Citigroup, Inc., 6.88%	12,000	329,520
First Republic Bank, 5.70%	10,000	257,900
Hancock Holding Company, 5.95%	10,200	258,162
JPMorgan Chase & Company, 6.10%	10,000	263,600
JPMorgan Chase & Company, 6.30%	15,750	411,075
JPMorgan Chase & Company, 6.70%	10,000	262,200
KKR & Company LP, 6.50%	7,431	197,144
Northern Trust Corporation, 5.85%	6,000	163,620
Torchmark Corporation, 6.13%	10,000	260,300
		4,066,214
Information Technology 0.75%
eBay, Inc., 6.00%	10,000	263,000

Real Estate Investment Trusts (REITs) 6.52%
Digital Realty Trust, Inc., 6.35%	14,050	364,457
Digital Realty Trust, Inc., 7.38%	13,848	360,602
Equity Commonwealth, 6.50%	6,000	156,360
Gramercy Property Trust, 7.13%	3,000	75,750
National Retail Properties, Inc., 5.20%	6,000	139,680
PS Business Parks, Inc., 5.20%	4,000	95,600
Public Storage, 5.05%	6,000	148,260
Public Storage, 5.40%	10,000	254,900
SL Green Realty Corporation, 6.50%	8,100	204,444
Taubman Centers, Inc., 6.25%	3,211	79,472
Taubman Centers, Inc., 6.50%	16,436	414,187
		2,293,712
Utilities 3.48%
Duke Energy Corporation, 5.13%	10,000	257,700
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	250,800
SCE Trust II, 5.10%	5,000	121,350
Southern Company, 5.25%	14,000	344,400
Southern Company, 5.25%	10,000	250,500
		1,224,750
Total Preferred Stocks
(Cost $7,669,749)		7,847,676

See accompanying notes which are an integral part of these financial statements.

57

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Corporate Bonds 5.83%
Ford Motor Company, 9.98%, 2/15/2047	$500,000	$738,104
McLaren Health Care Corporation, 4.534%, 5/15/2038	290,000	310,610
QUALCOMM, Inc., 4.80%, 5/20/2045	1,000,000	1,002,279
Total Corporate Bonds
(Cost $1,988,141)		2,050,993

Municipal Bonds 52.76%

Arizona 3.34%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 7/1/2031	500,000	489,325
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	686,272
		1,175,597
California 5.27%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,111,304
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 8/1/2044	505,000	740,901
		1,852,205
Florida 2.97%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,044,880

Kansas 3.03%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,066,930

Louisiana 1.45%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Callable 12/1/2023 @ 100, 4.00%, 12/1/2031	500,000	510,040

Michigan 2.99%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	1,000,000	1,052,120

Minnesota 0.72%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 7/1/2027	250,000	254,645

Nebraska 4.80%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 1/1/2041	1,315,000	1,688,079

Nevada 0.40%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	139,225

New Jersey 2.16%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, 4.47%, 11/1/2037	750,000	760,320

See accompanying notes which are an integral part of these financial statements.

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
New York 4.65%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/2039	$225,000	$297,360
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	338,565
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	735,712
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	265,132
		1,636,769
Ohio 9.27%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	126,667
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,508,450
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 2/15/2050	1,000,000	1,623,840
		3,258,957
Oregon 2.89%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding General Obligation Limited, 4.06%, 6/30/2034	1,000,000	1,018,220

Pennsylvania 3.04%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,069,850

Tennessee 2.22%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	683,010
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	99,285
		782,295
Wisconsin 3.56%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, (OID), 5.00%, 11/1/2044	1,250,000	1,251,700
Total Municipal Bonds
(Cost $17,527,025)		18,561,832

Total Investments — 100.00%
(Cost $32,377,649)		35,184,702
Liabilities in Excess of Other Assets — 0.00%		(287)
NET ASSETS — 100.00%		$35,184,415

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

59

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund
ASSETS
Investments in securities at fair value (cost $67,102,475, $61,692,563, $81,750,975, $154,669,588 and $32,377,649)	$94,884,090	$101,094,036	$84,022,465	$165,136,021	$35,184,702
Cash	4,883	4,463	—	—	—
Receivable for investments sold	—	—	—	101,932	—
Receivable for Fund shares sold	2,793,160	2,440,421	34,374	138,623	2,224
Dividends and interest receivable	490,273	110,729	1,056,989	2,108,898	363,419
Prepaid expenses	22,959	19,972	25,628	27,706	18,315
TOTAL ASSETS	98,195,365	103,669,621	85,139,456	167,513,180	35,568,660

LIABILITIES
Options written, at value (premium received $690, $0, $0, $0 and $0)	2,600	—	—	—	—
Line of credit payable	—	—	1,554,070	562,139	97,941
Payable for Fund shares redeemed	36,956	—	9,973	433,245	202,613
Payable for investments purchased	—	112,956	—	—	—
Payable for distributions to shareholders	3,254,205	2,807,660	82,020	221,136	38,023
Payable for investment advisory fees	75,111	81,831	28,068	79,047	17,085
Payable for distribution (12b-1) fees	23,289	25,352	10,486	34,765	7,707
Payable for accounting and administration fees	4,273	3,874	4,132	8,514	2,287
Payable for transfer agent fees	3,399	2,142	2,010	6,575	1,707
Other accrued expenses	26,919	19,369	32,821	38,923	16,882
TOTAL LIABILITIES	3,426,752	3,053,184	1,723,580	1,384,344	384,245
NET ASSETS	$94,768,613	$100,616,437	$83,415,876	$166,128,836	$35,184,415

SOURCE OF NET ASSETS
As of June 30, 2018, net assets consisted of:
Paid-in capital	$64,721,661	$62,302,211	$89,370,075	$157,433,772	$35,249,905
Accumulated undistributed net investment income (loss)	(1,967,229)	(2,399,009)	3	(316,874)	(158,579)
Accumulated undistributed net realized income (loss) from investments	4,234,476	1,311,762	(8,225,692)	(1,454,495)	(2,713,964)
Net unrealized appreciation on investments	27,779,705	39,401,473	2,271,490	10,466,433	2,807,053
NET ASSETS	$94,768,613	$100,616,437	$83,415,876	$166,128,836	$35,184,415

NET ASSETS:
Class A Shares	$94,657,662	$100,531,127	$83,261,582	$165,830,356	$34,835,010
Class C Shares	$110,951	$85,310	$154,294	$298,480	$349,405
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,371,167	4,791,546	8,941,790	14,087,817	3,642,460
Class C Shares	9,905	4,070	16,608	25,336	36,602
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$11.31	$20.98	$9.31	$11.77	$9.56
Class C Shares(a)	$11.20	$20.96	$9.29	$11.78	$9.55
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$11.94	$22.14	$9.77	$12.36	$10.04
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%	4.75%	4.75%	4.75%

(a)	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on shares held less than 13 months.

See accompanying notes which are an integral part of these financial statements.

60	SPIRIT OF AMERICA

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund
INVESTMENT INCOME
Dividends	$1,986,928	$1,172,476	$167	$967,325	$663,520
Foreign dividend taxes withheld	(177)	(602)	—	—	(358)
Interest	12,530	—	1,867,879	4,190,929	514,364
TOTAL INVESTMENT INCOME	1,999,281	1,171,874	1,868,046	5,158,254	1,177,526

EXPENSES
Investment advisory	455,425	491,352	270,501	546,927	139,992
Distribution (12b-1) — Class A	140,732	151,897	67,536	227,673	53,470
Distribution (12b-1) — Class C	404	230	599	854	1,494
Accounting and Administration	24,564	25,898	23,793	48,331	11,736
Transfer agent	17,712	14,788	10,030	32,974	7,463
Sub transfer agent	13,888	11,133	7,664	25,432	5,921
Registration	13,208	11,576	16,131	15,327	13,207
Auditing	12,483	13,349	13,349	13,349	13,349
Printing	12,062	12,825	10,555	22,420	5,968
Custodian	5,728	6,167	3,572	7,242	3,008
Insurance	5,541	4,525	5,309	10,994	2,940
Directors	5,111	5,349	4,930	10,024	2,446
Legal	4,043	4,306	4,471	8,067	2,033
Interest	2,686	816	9,269	11,867	4,243
Chief Compliance Officer	1,007	1,065	976	1,981	481
Pricing	976	1,475	38,100	22,001	3,964
Line of credit	436	459	406	819	188
Other	5,932	5,268	5,003	9,378	4,984
TOTAL EXPENSES	721,938	762,478	492,194	1,015,660	276,887
Fees (waived) recouped by Adviser	—	—	(75,882)	1,174	(2,157)
NET EXPENSES	721,938	762,478	416,312	1,016,834	274,730
NET INVESTMENT INCOME	1,277,343	409,396	1,451,734	4,141,420	902,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	1,194,903	1,314,424	501,845	2,493,141	398,140
Net realized loss on foreign currency transactions	—	—	—	—	(48)
Net realized gain on written option transactions	4,318	7,985	—	—	—
Net change in unrealized depreciation of investments	(2,742,064)	(1,776,996)	(2,096,823)	(7,517,481)	(2,100,414)
Net change in unrealized depreciation of written options contracts	(1,910)	—	—	—	—
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,544,753)	(454,587)	(1,594,978)	(5,024,340)	(1,702,322)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(267,410)	$(45,191)	$(143,244)	$(882,920)	$(799,526)

See accompanying notes which are an integral part of these financial statements.

61

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS
Net investment income	$1,277,343	$1,272,046	$409,396	$930,444
Net realized gain (loss) on investment transactions	1,199,221	6,508,744	1,322,409	875,708
Net change in unrealized appreciation (depreciation) of investments	(2,743,974)	(650,213)	(1,776,996)	14,567,679
Net increase (decrease) in net assets resulting from operations	(267,410)	7,130,577	(45,191)	16,373,831

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,250,293)	(7,147,970)	(2,805,321)	(1,039,764)
Class C	(3,655)	(1,704)	(2,320)	(106)
From realized gains:
Class A	—	—	—	(1,076,857)
Class C	—	—	—	(414)
From return of capital:
Class A	—	—	—	(3,168,183)
Class C	—	—	—	(779)
Total distributions to shareholders	(3,253,948)	(7,149,674)	(2,807,641)	(5,286,103)

CAPITAL TRANSACTIONS
Class A:
Shares sold	3,165,429	10,638,421	8,931,158	18,779,133
Shares issued from reinvestment of distributions	2,782,295	6,204,769	2,421,743	4,664,941
Shares redeemed	(14,867,662)	(18,514,287)	(9,025,620)	(11,055,399)
Total– Class A	(8,919,938)	(1,671,097)	2,327,281	12,388,675
Class C:
Shares sold	65,688	32,253	55,249	36,682
Shares issued from reinvestment of distributions	2,217	742	970	842
Shares redeemed	—	—	(6,896)	(997)
Total– Class C	67,905	32,995	49,323	36,527
Increase (decrease) in net assets derived from capital share transactions	(8,852,033)	(1,638,102)	2,376,604	12,425,202
Total increase (decrease) in Net Assets	(12,373,391)	(1,657,199)	(476,228)	23,512,930

NET ASSETS
Beginning of period	107,142,004	108,799,203	101,092,665	77,579,735
End of period	$94,768,613	$107,142,004	$100,616,437	$101,092,665

Accumulated undistributed net investment income (loss)	$(1,967,229)	$9,376	$(2,399,009)	$(764)

SHARE TRANSACTIONS
Class A:
Shares sold	288,474	896,767	410,963	917,471
Shares issued from reinvestment of distributions	246,003	531,685	115,431	223,942
Shares redeemed	(1,354,420)	(1,562,502)	(416,122)	(541,445)
Total– Class A	(819,943)	(134,050)	110,272	599,968
Class C:
Shares sold	6,123	2,691	2,535	1,741
Shares issued from reinvestment of distributions	198	64	46	39
Shares redeemed	—	—	(303)	(45)
Total– Class C	6,321	2,755	2,278	1,735
Increase (decrease) in shares outstanding	(813,622)	(131,295)	112,550	601,703

See accompanying notes which are an integral part of these financial statements.

62	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Income and Opportunity Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
$1,451,734	$3,263,448	$4,141,420	$8,558,179	$902,796	$1,845,070
501,845	(427,830)	2,493,141	970,129	398,092	703,384
(2,096,823)	1,978,143	(7,517,481)	6,039,377	(2,100,414)	2,057,375
(143,244)	4,813,761	(882,920)	15,567,685	(799,526)	4,605,829

(1,450,423)	(3,262,254)	(4,138,167)	(8,498,501)	(897,493)	(1,909,290)
(1,308)	(1,194)	(3,249)	(3,747)	(5,165)	(6,936)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(877,069)	—	(505,550)
—	—	—	(387)	—	(1,836)
(1,451,731)	(3,263,448)	(4,141,416)	(9,379,704)	(902,658)	(2,423,612)

2,753,954	11,187,907	6,800,945	22,580,306	904,890	6,436,269
897,220	2,070,097	2,708,737	6,390,967	578,793	1,614,800
(17,955,887)	(22,632,474)	(43,795,404)	(52,238,814)	(17,477,466)	(15,529,957)
(14,304,713)	(9,374,470)	(34,285,722)	(23,267,541)	(15,993,783)	(7,478,888)

75,070	50,500	183,282	61,273	68,668	95,751
1,083	807	2,531	3,567	5,165	8,741
—	—	(16,450)	(30,595)	(2,007)	(22,179)
76,153	51,307	169,363	34,245	71,826	82,313
(14,228,560)	(9,323,163)	(34,116,359)	(23,233,296)	(15,921,957)	(7,396,575)
(15,823,535)	(7,772,850)	(39,140,695)	(17,045,315)	(17,624,141)	(5,214,358)

99,239,411	107,012,261	205,269,531	222,314,846	52,808,556	58,022,914
$83,415,876	$99,239,411	$166,128,836	$205,269,531	$35,184,415	$52,808,556

$3	$—	$(316,874)	$(316,878)	$(158,579)	$(158,717)

295,112	1,183,054	578,424	1,891,288	94,845	662,870
96,239	219,116	230,322	533,665	60,896	165,323
(1,923,459)	(2,399,355)	(3,725,719)	(4,377,259)	(1,837,342)	(1,593,610)
(1,532,108)	(997,185)	(2,916,973)	(1,952,306)	(1,681,601)	(765,417)

7,995	5,392	15,609	5,095	7,301	9,846
116	86	215	298	544	897
—	—	(1,400)	(2,549)	(214)	(2,277)
8,111	5,478	14,424	2,844	7,631	8,466
(1,523,997)	(991,707)	(2,902,549)	(1,949,462)	(1,673,970)	(756,951)

See accompanying notes which are an integral part of these financial statements.

63

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.65	$11.67	$11.81	$13.11	$10.26	$10.06

From Investment Operations:
Net investment income	0.16	0.14 [1]	0.21	0.06	0.16	0.04
Net realized and unrealized gain (loss) on investments	(0.10)	0.64	0.45	(0.30)	2.86	0.28
Total from investment operations	0.06	0.78	0.66	(0.24)	3.02	0.32

Less Distributions:
Distributions from net investment income	(0.40)	(0.80)	(0.21)	(0.06)	(0.16)	(0.04)
Distributions from capital gains	—	—	(0.59)	(1.00)	(0.01)	—
Distributions from return of capital	—	—	—	—	—	(0.08)
Total distributions	(0.40)	(0.80)	(0.80)	(1.06)	(0.17)	(0.12)

Net Asset Value, End of Period	$11.31	$11.65	$11.67	$11.81	$13.11	$10.26
Total Return[2]	0.52%[3]	6.79%	5.66%	(1.88)%	29.55%	3.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,658	$107,101	$108,790	$116,180	$138,539	$126,852
Ratio of net expenses to average net assets	1.54%[4]	1.48%	1.54%	1.57%	1.56%	1.68%
Ratio of net investment income to average net assets	2.72%[4]	1.18%	1.65%	0.50%	1.36%	0.33%
Portfolio turnover	3%[3]	8%	10%	37%	43%	31%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

64	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017	For The Period Ended December 31, 2016*
Net Asset Value, Beginning of Period	$11.56	$11.61	$11.73

From Investment Operations:
Net investment income	0.11	0.07 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	(0.09)	0.63	0.55
Total from investment operations	0.02	0.70	0.65

Less Distributions:
Distributions from net investment income	(0.38)	(0.75)	(0.18)
Distributions from capital gains	—	—	(0.59)
Total distributions	(0.38)	(0.75)	(0.77)

Net Asset Value, End of Period	$11.20	$11.56	$11.61
Total Return[2]	0.14%[3]	6.10%	5.69%[3]

Ratios/Supplemental Data:
Net assets, end of period (000)	$111	$41	$10
Ratio of net expenses to average net assets	2.24%[4]	2.18%	2.24%[4]
Ratio of net investment income to average net assets	2.52%[4]	0.59%	1.07%[4]
Portfolio turnover	3%[3]	8%	10%[3]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect CDSC.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

65

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.59	$19.01	$18.63	$19.78	$17.72	$14.18

From Investment Operations:
Net investment income	0.10	0.22 [1]	0.29	0.08	0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.11)	3.56	1.29	(0.63)	2.10	3.54
Total from investment operations	(0.01)	3.78	1.58	(0.55)	2.24	3.66

Less Distributions:
Distributions from net investment income	(0.60)	(0.24)	(0.25)	(0.09)	(0.14)	(0.12)
Distributions from capital gains	—	(0.24)	(0.95)	(0.51)	(0.04)	—
Distributions from return of capital	—	(0.72)
Total distributions	(0.60)	(1.20)	(1.20)	(0.60)	(0.18)	(0.12)

Net Asset Value, End of Period	$20.98	$21.59	$19.01	$18.63	$19.78	$17.72
Total Return[2]	(0.05)%[3]	20.22%	8.49%	(2.83)%	12.68%	25.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,531	$101,054	$77,579	$72,039	$76,138	$71,248
Ratio of net expenses to average net assets	1.50%[4]	1.47%	1.57%	1.60%	1.60%	1.68%
Ratio of net investment income to average net assets	0.81%[4]	1.05%	1.56%	0.40%	0.78%	0.77%
Portfolio turnover	8%[3]	3%	24%	19%	15%	22%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

66	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017	For The Period Ended December 31, 2016*
Net Asset Value, Beginning of Period	$21.62	$19.14	$18.29

From Investment Operations:
Net investment income	0.01	0.08 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	(0.09)	3.57	1.70
Total from investment operations	(0.08)	3.65	1.80

Less Distributions:
Distributions from net investment income	(0.58)	(0.23)	—
Distributions from capital gains	—	(0.24)	(0.95)
Distributions from return of capital	—	(0.70)	—
Total distributions	(0.58)	(1.17)	(0.95)

Net Asset Value, End of Period	$20.96	$21.62	$19.14
Total Return[2]	(0.39)%[3]	19.37%	9.65%[3]

Ratios/Supplemental Data:
Net assets, end of period (000)	$85	$39	$1
Ratio of net expenses to average net assets	2.20%[4]	2.17%	2.27%[4]
Ratio of net investment income to average net assets	0.12%[4]	0.39%	0.64%[4]
Portfolio turnover	8%[3]	3%	24%[3]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect CDSC.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

67

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.47	$9.33	$9.57	$9.62	$8.89	$10.08

From Investment Operations:
Net investment income	0.15	0.30	0.31	0.33	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.16)	0.14	(0.24)	(0.05)	0.73	(1.19)
Total from investment operations	(0.01)	0.44	0.07	0.28	1.08	(0.83)

Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.31)	(0.33)	(0.35)	(0.36)
Total distributions	(0.15)	(0.30)	(0.31)	(0.33)	(0.35)	(0.36)

Net Asset Value, End of Period	$9.31	$9.47	$9.33	$9.57	$9.62	$8.89
Total Return[1]	(0.11)%[2]	4.75%	0.64%	3.01%	12.35%	(8.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,262	$99,159	$106,984	$102,805	$107,353	$111,850
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.09%[3,4]	1.02%[5]	1.04%	1.10%[5]	1.10%	1.11%
After expense reimbursement or recapture	0.92%[3,4]	0.91%[5]	0.90%	0.91%[5]	0.90%	0.90%
Ratio of net investment income to average net assets	3.22%[3]	3.16%	3.17%	3.50%	3.78%	3.78%
Portfolio turnover	0%[2]	5%	10%	11%	7%	19%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

68	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017	For The Period Ended December 31, 2016*
Net Asset Value, Beginning of Period	$9.45	$9.31	$9.59

From Investment Operations:
Net investment income	0.11	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.16)	0.14	(0.28)
Total from investment operations	(0.05)	0.36	(0.11)

Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.17)
Total distributions	(0.11)	(0.22)	(0.17)

Net Asset Value, End of Period	$9.29	$9.45	$9.31
Total Return[1]	(0.53)%[2]	3.87%	(1.19)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$154	$80	$28
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.94%[3,4]	1.87%[5]	1.89%[3]
After expense reimbursement or recapture	1.77%[3,4]	1.76%[5]	1.75%[3]
Ratio of net investment income to average net assets	2.18%[3]	2.31%	2.19%[3]
Portfolio turnover	0%[2]	5%	10%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

69

SPIRIT OF AMERICA INCOME FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.06	$11.72	$11.66	$12.23	$11.19	$12.24

From Investment Operations:
Net investment income	0.26	0.48	0.46	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments	(0.28)	0.39	0.13	(0.53)	1.10	(1.00)
Total from investment operations	(0.02)	0.87	0.59	(0.02)	1.63	(0.47)

Less Distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.46)	(0.51)	(0.54)	(0.52)
Distributions from capital gains	—	—	—	—	—	—
Distributions from return of capital	—	(0.05)	(0.07)	(0.04)	(0.05)	(0.06)
Total distributions	(0.27)	(0.53)	(0.53)	(0.55)	(0.59)	(0.58)

Net Asset Value, End of Period	$11.77	$12.06	$11.72	$11.66	$12.23	$11.19
Total Return[1]	(0.18)%[2]	7.51%	4.99%	(0.17)%	14.79%	(3.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,830	$205,138	$222,220	$201,718	$210,270	$212,201
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.11%[3,4]	1.05%	1.09%	1.15%	1.15%	1.19%
After expense reimbursement or recapture	1.12%[3,4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.55%[3]	4.00%	3.75%	4.24%	4.44%	4.47%
Portfolio turnover	0%[2]	0%	4%	9%	9%	25%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

70	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017	For The Period Ended December 31, 2016*
Net Asset Value, Beginning of Period	$12.08	$11.73	$11.78

From Investment Operations:
Net investment income	0.23	0.39	0.28
Net realized and unrealized gain (loss) on investments	(0.31)	0.39	0.01
Total from investment operations	(0.08)	0.78	0.29

Less Distributions:
Distributions from net investment income	(0.22)	(0.39)	(0.29)
Distributions from return of capital	—	(0.04)	(0.05)
Total distributions	(0.22)	(0.43)	(0.34)

Net Asset Value, End of Period	$11.78	$12.08	$11.73
Total Return[1]	(0.64)%[2]	6.77%	2.43%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$298	$132	$95
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.86%[3,4]	1.80%	1.84%[3]
After expense reimbursement or recapture	1.87%[3,4]	1.85%	1.85%[3]
Ratio of net investment income to average net assets	3.8%[3]	3.24%	2.77%[3]
Portfolio turnover	0%[2]	0%	4%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

71

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31				For the Period Ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013*
Net Asset Value, Beginning of Period	$9.87	$9.50	$9.16	$10.20	$9.62	$10.00

Income from Investment Operations:
Net investment income	0.19	0.32	0.19	0.25	0.39	0.14
Net realized and unrealized gain (loss) on investments	(0.30)	0.47	0.58	(0.86)	0.73	(0.31)
Total income from investment operations	(0.11)	0.79	0.77	(0.61)	1.12	(0.17)

Less Distributions:
Distributions from net investment income	(0.20)	(0.33)	(0.19)	(0.26)	(0.39)	(0.15)
Distributions from capital gains	—	—	—	—	—	(0.01)
Distributions from return of capital	—	(0.09)	(0.24)	(0.17)	(0.15)	(0.05)
Total distributions	(0.20)	(0.42)	(0.43)	(0.43)	(0.54)	(0.21)

Net Asset Value, End of Period	$9.56	$9.87	$9.50	$9.16	$10.20	$9.62
Total Return[1]	(1.10)%[2]	8.41%	8.40%	(6.19)%	11.74%	(1.63)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,835	$52,523	$57,829	$51,523	$30,470	$7,398
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.28%[3,4]	1.15%	1.22%	1.28%	1.66%[5]	2.72%[3]
After expense reimbursement or recapture	1.27%[3,4]	1.25%	1.25%	1.25%	1.26%[5]	1.50%[3]
Ratio of net investment income to average net assets	4.21%[3]	3.24%	1.93%	2.63%	3.83%	3.25%[3]
Portfolio turnover	1%[2]	6%	12%	8%	20%	12%[2]

*	For the period July 8, 2013 (commencement of operations) to December 31, 2013.
[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

72	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017	For The Period Ended December 31, 2016*
Net Asset Value, Beginning of Period	$9.85	$9.48	$9.14

From Investment Operations:
Net investment income	0.17	0.24	0.18
Net realized and unrealized gain (loss) on investments	(0.31)	0.47	0.44
Total from investment operations	(0.14)	0.71	0.62

Less Distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.12)
Distributions from return of capital	—	(0.07)	(0.16)
Total distributions	(0.16)	(0.34)	(0.28)

Net Asset Value, End of Period	$9.55	$9.85	$9.48
Total Return[1]	(1.36)%[2]	7.61%	6.59%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$349	$285	$194
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.03%[3,4]	1.90%	1.97%[3]
After expense reimbursement or recapture	2.02%[3,4]	2.00%	2.00%[3]
Ratio of net investment income to average net assets	3.46%[3]	2.50%	0.65%[3]
Portfolio turnover	1%[2]	6%	12%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

73

NOTES TO FINANCIAL STATEMENTS | June 30, 2018 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds, each with its own investment objective and strategy. This report includes the following funds (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares and Class C Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-

74	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

● Level 1 –

Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

● Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2018 is as follows:

	Value Inputs
Real Estate Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$90,956,128	$—	$—	$90,956,128
Preferred Stocks	3,309,679	—	—	3,309,679
Municipal Bonds	—	560,631	—	560,631
Money Market	57,652	—	—	57,652
Total Investment Securities	$94,323,459	$560,631	$—	$94,884,090
Other Financial Instruments (a)
Written Options	(2,600)	—	—	(2,600)
Total Investments	$94,320,859	$560,631	$—	$94,881,490

Value Fund
Investment Securities:
Common Stocks	$97,968,984	$—	$—	$97,968,984
Preferred Stocks	2,948,322	—	—	2,948,322
Money Market	176,730	—	—	176,730
Total Investment Securities	$101,094,036	$—	$—	$101,094,036

Municipal Fund
Municipal Bonds	$—	$84,022,465	$—	$84,022,465
Total Investments	$—	$84,022,465	$—	$84,022,465

75

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

	Value Inputs
Income Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$12,799,118	$—	$—	$12,799,118
Preferred Stocks	15,175,936	—	—	15,175,936
Collateralized Mortgage Obligations	—	204,170	—	204,170
Corporate Bonds	—	15,406,278	364,779	15,771,057
Municipal Bonds	—	121,185,740	—	121,185,740
Total Investments	$27,975,054	$136,796,188	$364,779	$165,136,021

Opportunity Fund
Investment Securities:
Common Stocks	$6,724,201	$—	$—	$6,724,201
Preferred Stocks	7,847,676	—	—	7,847,676
Municipal Bonds	—	18,561,832	—	18,561,832
Total Investments	$14,571,877	$20,612,825	$—	$35,184,702

*	Refer to Schedule of Investments for sector/industry classification.

(a)	Other Financial Instruments are derivative instruments not reflected on the Schedules of Investments, such as written option contracts.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price
●	Price given by pricing service
●	Last quoted bid & asked price
●	Third party bid & asked price
●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At June 30, 2018	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$364,779	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2017	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of June 30, 2018
Corporate Bonds	$395,775	$(239)	$(30,757)	$364,779

76	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. The Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.20 per share. The Real Estate Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.80 per share. For the Income Fund, Municipal Fund and the Opportunity Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Value Fund and the Real Estate Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds’ use of derivatives for the period ended June 30, 2018, was limited to written options.

77

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Real Estate Fund
Written Options (Equity Contracts)	Options written, at value	$(2,600)	Net realized gain from written option contracts	$4,318
			Net change in unrealized appreciation (depreciation) on written option contracts		$(1,910)
Value Fund
Written Options (Equity Contracts)	Options written, at value	$—	Net realized gain from written option contracts	$7,985
			Net change in unrealized appreciation (depreciation) on written option contracts		$—

Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2018, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements. The following table provides a summary of amounts related to derivative instruments and amounts related to financial instruments and cash collateral not offset in the Statements of Assets and Liabilities as of June 30, 2018.

		Amounts not Offset in Statements of Assets and Liabilities
Fund / Derivative	Gross Amounts Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Real Estate Fund
Written Options	$(2,600)	$2,600	$—	$—

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the period ended June 30, 2018, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$2,510,102	$13,249,826
Value Fund	7,972,541	7,788,924
Municipal Fund	—	12,600,673
Income Fund	18,320	32,963,917
Opportunity Fund	299,745	15,906,299

There were no purchases or sales of Long Term U.S. Government Obligations during the period ended June 30, 2018.

78	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Fund	0.97%	$455,425
Value Fund	0.97%	491,352
Municipal Fund	0.60%	270,501
Income Fund	0.60%	546,927
Opportunity Fund	0.65%	139,992

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through April 30, 2019 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the period ended June 30, 2018, the Adviser waived advisory fees, or recaptured expenses as indicated:

Fund	Class A	Class C	Fees Recouped (Waived)
Municipal Fund	0.90%	1.75%	$(75,882)
Income Fund	1.10%	1.85%	1,174
Opportunity Fund	1.25%	2.00%	(2,157)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above. As of June 30, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements up to the amounts of $451,120, $45,155 and $15,747 from the Municipal Fund, Income Fund and Opportunity Fund, respectively, no later than June 30, 2021.

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the period ended June 30, 2018, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$140,732	1.00%	$404
Value Fund	0.30%	151,897	1.00%	230
Municipal Fund	0.15%	67,536	1.00%	599
Income Fund	0.25%	227,673	1.00%	854
Opportunity Fund	0.25%	53,470	1.00%	1,494

79

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. For the period ended June 30, 2018, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Fund	$130,520	$9
Value Fund	253,012	179
Municipal Fund	93,582	—
Income Fund	209,018	10
Opportunity Fund	33,174	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $7,200, $1,500 for each Board meeting attended and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the period ended June 30, 2018, the Funds were allocated $5,510 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality,(frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

80	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2018, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,762	$364,779
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,040,000	$2,040,000

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2018, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)	Cost Basis of Investments
Real Estate Fund	$26,936,959	$(1,318,294)	$25,618,665	$69,265,425
Value Fund	40,310,789	(920,727)	39,390,062	61,703,974
Municipal Fund	2,757,394	(488,179)	2,269,215	81,753,250
Income Fund	14,016,670	(3,540,409)	10,476,261	154,659,760
Opportunity Fund	3,272,548	(461,373)	2,811,175	32,373,527

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the year ended December 31, 2017, was as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$1,351,051	$—	$5,798,623	$—	$7,149,674
Value Fund	1,062,050	—	1,055,091	3,168,962	5,286,103
Municipal Fund	27,389	3,236,059	—	—	3,263,448
Income Fund	8,581,131	—	—	877,456	9,458,587
Opportunity Fund	1,919,437	—	—	507,386	2,426,823

81

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

At December 31, 2017, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$1,834,821	$—	$5,254,653	$—	$7,089,474
Value Fund	962,945	—	3,674,946	—	4,637,891
Municipal Fund	18,950	3,457,508	—	3	3,476,461
Income Fund	8,236,984	—	—	1,315,954	9,552,938
Opportunity Fund	1,085,258	—	—	1,434,276	2,519,534

At December 31, 2017, for federal income tax purposes and the treatment of distributions payable, the following Fund’s had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Fund	$2,770,180	$5,955,081	$8,725,261
Income Fund	2,016,383	1,927,659	3,944,042
Opportunity Fund	2,506,222	605,833	3,112,055

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2017, the following Fund’s deferred post October capital and late year ordinary losses as follows:

Fund	Post-October Losses
Income Fund	$15,572
Opportunity Fund	70,423

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Funds participate in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments, expiring on May 23, 2018. Borrowing under this Line of Credit bears interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for each Fund is the lesser of $3,000,000 or 10% of the Fund’s daily market value. During the period ended June 30, 2018, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Income & Opportunity Fund
Total bank line of credit as of June 30, 2018	$3,000,000	$3,000,000	$1,445,930	$2,437,861	$2,902,059
Average borrowings during period	$79,192	53,320	132,481	264,280	114,913
Number of days outstanding*	59	40	76	74	62
Average interest rate during period	3.338%	3.294%	3.369%	3.311%	3.304%
Highest balance drawn during period	$260,079	185,910	829,954	715,456	317,277
Highest balance interest rate	3.602%	3.602%	3.602%	3.602%	3.602%
Interest expense incurred	$2,686	$816	$9,269	$11,867	$4,243
Interest rate at June 30, 2018	3.602%	3.602%	3.602%	3.602%	3.602%
Balance outstanding at June 30, 2018	$—	$—	$1,554,070	$562,139	$97,941

*	Number of days outstanding represents the total days during the period ended June 30, 2018 that each Fund utilized the line of credit.

82	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2018 (UNAUDITED)

Note 10 – Other Matters

In June 2011, several class action complaints were filed against DLA, the Fund’s principal underwriter and distributor, in connection with its role as managing dealer of several unaffiliated Real Estate Investment Trust offerings (“Apple REITs”). The complaints asserted federal and state securities law claims and various state common law claims against DLA. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Fund were parties to these class action litigations.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Fund’s principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintained individual retirement accounts at DLA which contained non-traded Apple REIT securities, alleged, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed the decision dismissing the claims. On April 14, 2016, the United States Court of Appeals for the Second Circuit unanimously affirmed judgement of the District Court dismissing the claims against DLA. Plaintiffs did not appeal that dismissal. Neither the Adviser nor the Fund were parties to this Litigation.

Note 11 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no events that require recognition or disclosure in the financial statements.

83

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2018 TO JUNE 30, 2018

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2018 to June 30, 2018.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

84	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD JANUARY 1, 2018 TO JUNE 30, 2018

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period[1]
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$ 1,000.00	$ 1,005.20	1.54%	$ 7.66
	Hypothetical[2]	$ 1,000.00	$ 1,017.16	1.54%	$ 7.70
Class C	Actual	$ 1,000.00	$ 1,001.40	2.24%	$ 11.12
	Hypothetical[2]	$ 1,000.00	$ 1,013.69	2.24%	$ 11.18
Spirit of America Large Cap Value Fund
Class A	Actual	$ 1,000.00	$ 999.50	1.50%	$ 7.44
	Hypothetical[2]	$ 1,000.00	$ 1,017.36	1.50%	$ 7.50
Class C	Actual	$ 1,000.00	$ 996.10	2.20%	$ 10.89
	Hypothetical[2]	$ 1,000.00	$ 1,013.88	2.20%	$ 10.99
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$ 1,000.00	$ 998.90	0.92%	$ 4.56
	Hypothetical[2]	$ 1,000.00	$ 1,020.23	0.92%	$ 4.61
Class C	Actual	$ 1,000.00	$ 994.70	1.77%	$ 8.75
	Hypothetical[2]	$ 1,000.00	$ 1,016.02	1.77%	$ 8.85
Spirit of America Income Fund
Class A	Actual	$ 1,000.00	$ 998.20	1.12%	$ 5.55
	Hypothetical[2]	$ 1,000.00	$ 1,019.24	1.12%	$ 5.61
Class C	Actual	$ 1,000.00	$ 993.60	1.87%	$ 9.24
	Hypothetical[2]	$ 1,000.00	$ 1,015.52	1.87%	$ 9.35
Spirit of America Income and Opportunity Fund
Class A	Actual	$ 1,000.00	$ 989.00	1.27%	$ 6.26
	Hypothetical[2]	$ 1,000.00	$ 1,018.50	1.27%	$ 6.36
Class C	Actual	$ 1,000.00	$ 986.40	2.02%	$ 9.95
	Hypothetical[2]	$ 1,000.00	$ 1,014.78	2.02%	$ 10.09

[1]

Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2018 to June 30, 2018. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.

85

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended December 31 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

41 S. High Street

Columbus, OH 43215

Independent Registered
Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2018 Spirit of America

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/21/18

By (Signature and Title	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/21/18